As filed with the Securities and Exchange Commission on June 10 , 2015
Securities Act File No. 333-203804

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.  1

Voya Investors Trust

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately , pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, and Class S of Voya Large Cap Value Portfolio

VY® Franklin Mutual Shares Portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

June 19, 2015

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY® Franklin Mutual Shares Portfolio (”Franklin Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Franklin Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on July 28, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of Franklin Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Franklin Portfolio with and into Voya Large Cap Value Portfolio (“Large Cap Value Portfolio”) (together with Franklin Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of Franklin Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Large Cap Value Portfolio instead of shares of Franklin Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term growth of capital and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 27, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® Franklin Mutual Shares Portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for July 28, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Franklin Mutual Shares Portfolio (“Franklin Portfolio”) is scheduled for 1:00 p.m., Local time, on July 28, 2015 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Franklin Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Franklin Portfolio and Voya Large Cap Value Portfolio (“Large Cap Value Portfolio”), providing for the reorganization of Franklin Portfolio with and into Large Cap Value Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of Franklin Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on May 7, 2015 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by July 27, 2015 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Franklin Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 19, 2015

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PROXY STATEMENT/PROSPECTUS

June 19, 2015

Special Meeting of Shareholders

of VY® Franklin Mutual Shares Portfolio

Scheduled for July 28, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® Franklin Mutual Shares Portfolio (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 366-0066	Voya Large Cap Value Portfolio (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 366-0066
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on July 28, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Large Cap Value Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY® Franklin Mutual Shares Portfolio (“Franklin Portfolio”) and Voya Large Cap Value Portfolio (“Large Cap Value Portfolio,” and together with Franklin Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated June 19, 2015 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for Franklin Portfolio; and

3.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for Large Cap Value Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-203804 . The file number for the documents listed above as (2) and (3) is 33-23512.

Introduction

What is happening?

On March 12, 2015, the Board of Trustees (the “Board”) of VY® Franklin Mutual Shares Portfolio (“Franklin Portfolio”) and Voya Large Cap Value Portfolio (“Large Cap Value Portfolio,” together with Franklin Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Franklin Portfolio with and into Large Cap Value Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by the shareholders of Franklin Portfolio, and if approved, is expected to be effective on August 14, 2015, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of Franklin Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Companies”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Franklin Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of Franklin Portfolio shares are, in most cases, the true “shareholders” of Franklin Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Large Cap Value Portfolio, this Proxy Statement also serves as a prospectus for Large Cap Value Portfolio. Large Cap Value Portfolio is an open-end management investment company, which seeks long-term growth of capital and current income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Franklin Portfolio as of the close of business on May 7, 2015 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on July 27, 2015.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on July 28, 2015, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Large Cap Value Portfolio, please consult Appendix B and Large Cap Value Portfolio’s prospectus dated May 1, 2015.

On March 12, 2015, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Franklin Portfolio to Large Cap Value Portfolio in exchange for shares of beneficial interest of Large Cap Value Portfolio;

•	the assumption by Large Cap Value Portfolio of all the liabilities of Franklin Portfolio;

•	the distribution of shares of Large Cap Value Portfolio to the shareholders of Franklin Portfolio; and

•	the complete liquidation of Franklin Portfolio.

If shareholders of Franklin Portfolio approve the Reorganization, each owner of Class ADV, Class I, and Class S shares of Franklin Portfolio would become a shareholder of the corresponding share class of Large Cap Value Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Franklin Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Large Cap Value Portfolio having an aggregate value equal to the aggregate value of the shares of Franklin Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have substantially similar investment objectives. Franklin Portfolio seeks capital appreciation. Its secondary goal is income. Large Cap Value Portfolio seeks long-term growth of capital and current income.

•	The Portfolios have different principal investment strategies. Franklin Portfolio invests primarily in equity securities that the Sub-Adviser believes are available at market prices less than their intrinsic value and invests primarily to predominantly in companies with market capitalizations greater than $5 billion. Large Cap Value Portfolio invests primarily in equity securities of dividend-paying, large-capitalization issuers.

•	Directed Services LLC (“DSL”) serves as the investment adviser to both Portfolios.

•	Franklin Mutual Advisers, LLC serves as sub-adviser to Franklin Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as sub-adviser to Large Cap Value Portfolio.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The gross and net expense ratios experienced by shareholders of Franklin Portfolio are expected to decrease as a result of the Reorganization.

•	The management agreement between DSL and Franklin Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to the advisory and administrative services) custodial, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The management agreement between DSL and Large Cap Value Portfolio provides for a management fee for which DSL provides advisory and administrative services only. Other services provided to Large Cap Value Portfolio are provided separately and at additional expense.

•	Large Cap Value Portfolio had favorable performance over the one- and five-year periods ended December 31, 2014 as compared to Franklin Portfolio.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Franklin Portfolio nor its shareholders, nor Large Cap Value Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

2

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Franklin Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Franklin Portfolio with and into Large Cap Value Portfolio. If the Reorganization is approved, shareholders of Franklin Portfolio will become shareholders of Large Cap Value Portfolio as of the Closing.

Why is a Reorganization proposed?

As part of the Board’s annual review of contractual arrangements in August and September 2014, the Board directed DSL to explore options regarding Franklin Portfolio’s future in light of its performance history, its expense ratio relative to peer group funds, and its overall role on the Voya funds platform. After analyzing the alternatives, at the March 2014 Board meeting, DSL proposed and the Board approved the reorganization of Franklin Portfolio into Large Cap Value Portfolio. In support of the proposal, DSL noted that in its view the Reorganization would provide shareholders of Franklin Portfolio with: (1) the potential for improved performance, and (2) an immediate benefit through lower gross and net expenses.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have substantially similar investment objectives.

	Franklin Portfolio	Large Cap Value Portfolio
Investment Objective	The Portfolio seeks capital appreciation. Its secondary goal is income.	The Portfolio seeks long-term growth of capital and current income.

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Large Cap Value Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2014. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

The management agreement between DSL and Franklin Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to the advisory and administrative services) custodial, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The management agreement between DSL and Large Cap Value Portfolio provides for a management fee for which DSL provides advisory and administrative services only. Other services provided to Large Cap Value Portfolio are provided separately and at additional expense.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Franklin Portfolio	Large Cap Value Portfolio	Large Cap Value Portfolio Pro Forma
Class ADV
Management Fees	%	0.78	0.72[3]	0.71[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75	0.75	0.75
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.53	1.50	1.49
Waivers and Reimbursements	%	-0.23[2]	-0.26[4]	-0.25[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.30	1.24	1.24

Class I
Management Fees	%	0.78	0.72[3]	0.71[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.78	0.75	0.74
Waivers and Reimbursements	%	-0.08[2]	-0.11[4]	-0.10[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.70	0.64	0.64

3

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Franklin Portfolio	Large Cap Value Portfolio	Large Cap Value Portfolio Pro Forma
Class S
Management Fees	%	0.78	0.72[3]	0.71[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	None	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.03	1.00	0.99
Waivers and Reimbursements	%	-0.08[2]	-0.11[4]	-0.10[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.95	0.89	0.89

1.	Expense ratios have been adjusted to reflect current contractual rates.

2.	The Adviser is contractually obligated to limit expenses to 1.30%, 0.70%, and 0.95% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2017. Termination or modification of these obligations requires approval by the Board.

3.	The portion of the Management Fee attributable to the advisory services is 0.62% and the portion of the Management Fee attributable to the administrative services is 0.10%.

4.	The Adviser is contractually obligated to limit expenses to 1.29%, 0.69%, and 0.94% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.25%, 0.65%, and 0.90% for Class ADV, Class I, and Class S shares, respectively, through June 19, 2016. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Adviser is also contractually obligated to waive a portion of the management fee through May 1, 2017. The management fee waiver for the Portfoio is an estimated 0.01%. The Distributor is contractually obligated to waive 0.15% of the Class ADV shares through May 1, 2017. Termination or modification of these obligations requires approval by the Board.

5.	The portion of the Management Fee attributable to the advisory services is 0.61% and the portion of the Management Fee attributable to the administrative services is 0.10%.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Franklin Portfolio				Large Cap Value Portfolio				Large Cap Value Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$132	461	812	1,804	126	449	794	1,768	126	446	790	1,758
Class I	$72	241	425	959	65	229	406	920	65	226	402	909
Class S	$97	320	561	1,252	91	307	542	1,215	91	305	537	1,204

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As discussed in more detail in the table below, the Portfolios have different principal investment strategies. Franklin Portfolio invests primarily in equity securities that the Sub-Adviser believes are available at market prices less than their intrinsic value and invests predominantly to primarily in companies with market capitalizations greater than $5 billion. Large Cap Value Portfolio invests primarily in equity securities of dividend-paying, large-capitalization issuers. Franklin Portfolio invests to a lesser extent in risk arbitrage securities and may invest in derivatives. Large Cap Value Portfolio may invest in real estate investment trusts.

	Franklin Portfolio	Large Cap Value Portfolio
Investment Strategies	Under normal market conditions, the Portfolio invests primarily in equity securities (including securities convertible into, or that the sub-adviser (“Sub-Adviser”) expects to be exchanged for, common or preferred stocks) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the Portfolio invests primarily in	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying, large-capitalization issuers. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell

4

Franklin Portfolio	Large Cap Value Portfolio

undervalued securities (securities trading at a discount to their intrinsic value). The equity securities in which the portfolio invests are primarily common stock. To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers, or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy). The Portfolio may invest significantly (up to 35% of its assets) in foreign securities.

Common and preferred stocks, and securities convertible into common stocks, are examples of equity securities.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Portfolio invests the equity portion of its portfolio primarily to predominantly, in companies with market capitalizations (share price multiplied by the number of shares of common stocks outstanding) greater than $5 billion, with a portion or significant amount in smaller companies.

While the Portfolio generally purchases securities for investment purposes, the Sub-Adviser may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Portfolio may benefit.

The Portfolio may, from time to time, enter into various transactions involving derivative instruments, including currency and cross-currency forwards, currency and currency index futures contracts, and, generally for hedging purposes, credit default swaps. The use of currency-related derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also invest in exchange-traded and over-the-counter equity and equity index options for hedging purposes, and up to 25% of the Portfolio’s net assets in such instruments for investment purposes, when, in the Sub-Adviser’s opinion, it would be advantageous to do so.

The Portfolio may also engage, from time to time, in an arbitrage strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that the Sub-Adviser believes is either cheap relative to the price of the other security or otherwise undervalued, and sells short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage

1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of December 31, 2014 ranged from $282.7 million to $393.9 billion. Equity securities include common stocks, preferred stocks, warrants, and convertible securities. The Portfolio may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Index. The Portfolio may invest in real estate securities including real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:

•     an above-average dividend yield, and stability and growth of the dividend;

•     market capitalization that is usually above $1 billion (although the Portfolio may also invest up to 20% of its assets in small and mid-capitalization companies); and

•     the potential for growth of the dividend yield over several years.

The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

5

Franklin Portfolio	Large Cap Value Portfolio

strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower rated or defaulted debt instruments, comparable unrated debt instruments, or other indebtedness (or participations in the indebtedness) of, or trade claims against, such companies. Such other indebtedness generally represents a specific commercial loan, or portion of a loan, made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. Debt instruments obligate the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest. By purchasing all, or a part of, a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio generally makes such investments to achieve capital appreciation rather than to seek income.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own valuation of the company’s asset value, book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt instruments and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The Sub-Adviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings, or industry type.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Risks	Franklin Portfolio	Large Cap Value Portfolio
Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.	✓
Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓	✓
Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.	✓
Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.		✓
Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.	✓
Currency To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.	✓
Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.		✓

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Risks	Franklin Portfolio	Large Cap Value Portfolio
Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.	✓
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.		✓
High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.	✓
Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.	✓
Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.	✓	✓
Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.	✓	✓
Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.	✓

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Risks	Franklin Portfolio	Large Cap Value Portfolio
Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓
Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓
Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓
Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.	✓	✓
Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.	✓
Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.	✓

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Risks	Franklin Portfolio	Large Cap Value Portfolio
Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.		✓

Risk Arbitraged Securities and Distressed Companies Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time the Portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

✓
Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓
Short Sales Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. When the Portfolio sells a security short and the price of that security rises, it creates a loss for the Portfolio. Short sales create leverage and could increase the volatility of the Portfolio’s share price.	✓
Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.		✓

How does Franklin Portfolio’s performance compare to Large Cap Value Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

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Franklin Portfolio – Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 17.29% and Worst quarter: 4th, 2008, -21.53%

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2015: 2.38%.

Large Cap Value Portfolio – Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 13.04% and Worst quarter: 4th, 2008, -20.61%

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2015: 0.41%.

Average Annual Total Returns % (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Franklin Portfolio
Class ADV	%	6.91	11.11	N/A	3.18	04/30/07
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67
Class I	%	7.61	11.81	N/A	3.86	04/30/07
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67
Class S	%	7.38	11.52	N/A	3.61	04/30/07
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67

Large Cap Value Portfolio
Class ADV	%	9.42	14.69	N/A	4.82	05/11/07
Russell 1000® Value Index[1]	%	13.45	15.42	N/A	4.93
Class I	%	10.09	15.35	N/A	5.41	05/11/07
Russell 1000® Value Index[1]	%	13.45	15.42	N/A	4.93
Class S	%	9.71	15.08	N/A	5.14	05/11/07
Russell 1000® Value Index[1]	%	13.45	15.42	N/A	4.93

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

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How do certain characteristics of the Portfolios compare?

The following table compares certain characteristics of the Portfolios as of December 31, 2014.

	Franklin Portfolio		Large Cap Value Portfolio
Net Assets	$515 million		$1,780.2 million

Portfolio Turnover Rate	20		111

Sector Diversification[1] (as a percentage of net assets)	Financials	20.8%	Financials	28.5%
	Health Care	11.9%	Health Care	16.6%
	Information Technology	11.2%	Energy	10.9%
	Consumer Staples	11.1%	Consumer Staples	9.5%
	Consumer Discretionary	10.3%	Information Technology	8.8%
	Energy	9.0%	Consumer Discretionary	8.1%
	Industrials	4.4%	Industrials	7.6%
	Materials	4.0%	Utilities	4.5%
	Communications	2.6%	Materials	3.0%
	Utilities	1.9%	Telecommunication Services	1.2%
	Telecommunication Services	1.9%	Assets in Excess of Other Liabilities[3]	1.3%
	Consumer, Cyclical	1.5%	Net Assets	100.0%
	Municipal	0.3%
	Technology	0.2%
	Assets in Excess of Other Liabilities	8.9%
	Net Assets	100.0%
Top Ten Holdings[1,2] (as a percentage of net assets)	Medtronic, Inc.	3.0%	ExxonMobil Corp.	4.6%
	Microsoft Corp.	2.7%	Procter & Gamble Co.	3.5%
	Merck & Co., Inc.	2.6%	Pfizer, Inc.	3.4%
	White Mountains Insurance Group Ltd.	2.5%	JPMorgan Chase & Co.	3.4%
	Teva Pharmaceutical Industries Ltd. ADR	2.2%	Wells Fargo & Co.	3.3%
	Apple, Inc.	2.0%	Microsoft Corp	2.9%
	Twenty-First Century fox, Inc. Class B	1.9%	Merck & Co., Inc.	2.9%
	PNC Financial Services Group, Inc.	1.9%	Cisco Systems, Inc.	2.6%
	American International Group, Inc.	1.7%	United HealthGroup, Inc.	2.5%
	British American Tobacco PLC	1.7%	Citigroup, Inc.	2.2%

1.	Portfolio holdings are subject to change daily.

2.	With respect to Large Cap Value Portfolio, excludes short-term investments.

3.	Includes short-term investments.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	Franklin Portfolio	Large Cap Value Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Management Fee (as a percentage of average daily net assets)	0. 7 80% on first $4 billion; 0. 7 50% on next $1 billion; 0. 7 30% on next $1 billion; 0. 7 10% on next $1 billion; and 0. 6 90% on assets in excess of $7 billion.

0.75% on the first $500 million; and

0.70% on assets in excess of $500 million.

If shareholders approve the Reorganization:

0.75% on the first $500 million;

0.70% on the next $1.5 billion; and

0.65% thereafter.

Sub-Adviser	Franklin Mutual Advisers, LLC (“Franklin Advisers”)	Voya Investment Management Co. LLC (“Voya IM”)

Sub-Advisory Fee (as a percentage of average daily net assets)	0.51% of the Portfolio’s average daily net assets.	0.2925% on the first $500 million of the Portfolio’s average daily net assets; and 0.27% of the Portfolio’s average daily net assets in excess of $500 million.

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	Franklin Portfolio	Large Cap Value Portfolio
Portfolio Managers	Peter Langerman (since 04/07) F. David Segal, CFA (since 04/07) Deborah A. Turner, CFA (since 04/07)	Christopher F. Corapi (since 05/11) Vincent Costa (since 06/13) Kristy Finnegan[1] (05/15) Robert M. Kloss (since 01/11)

Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor

1.	Kristy Finnegan is an Assistant Portfolio Manager.

Advisers to the Portfolios

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

The management fee paid to DSL by Franklin Portfolio is distinct because the Portfolio has a “bundled” fee arrangement under which DSL, out of its management fee, pays many of the ordinary expenses for Franklin Portfolio including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by the adviser. DSL does not bear the expenses of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by Franklin Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and ordinary expenses, such as litigation or indemnification expenses.

In contrast, the management agreement between DSL and Large Cap Value Portfolio provides for a management fee for which DSL provides advisory and administrative services only. Other services provided to Large Cap Value Portfolio are provided separately and at additional expense to the Portfolio.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S. Inc.). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2014, DSL managed approximately $42.8 billion in registered investment company assets.

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and sub-advisers provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Adviser represented that the investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by

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shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of common stock of Voya Financial, Inc. and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from this offering.

Sub-Advisers to the Portfolios

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser has ultimate responsibility, subject to the oversight of the Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolios and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Portfolios the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolios’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of a Portfolio or add a new sub-adviser to a Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or the Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.

Franklin Portfolio

Franklin Advisers serves as sub-adviser to Franklin Portfolio. Franklin Advisers an indirect wholly-owned subsidiary of Franklin Resources, Inc. The principal address of Franklin Advisers is 101 John F. Kennedy Parkway, Short Hills, NJ 07078. As of December 31, 2014, Franklin Advisers and its affiliates had over $880.1 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of Franklin Portfolio.

Peter Langerman is the chairman, president, and chief executive officer of Franklin Mutual Advisers, LLC. Mr. Langerman joined the firm’s predecessor in 1986, leaving in 2002. He rejoined the firm in 2005.

F. David Segal, CFA, research analyst and portfolio manager, joined the firm in 2002. Mr. Segal is an analyst specializing in the auto and auto parts, paper and forest products industries, and special situations.

Deborah A. Turner, CFA, assistant portfolio manager, joined the firm in 1993. Ms. Turner specializes in analysis of consumer industries including food, beverage, tobacco, retail, gaming, lodging, leisure, and restaurant companies in North America and Europe.

Large Cap Value Portfolio

Voya IM serves as sub-adviser to Large Cap Value Portfolio. Voya IM is a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2014, Voya IM managed approximately $85.5 billion in assets.

The following individuals are jointly responsible for the day-to-day management of Large Cap Value Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

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Vincent Costa, CFA, Portfolio Manager, also serves as Head of the Portfolio Engineering Group responsible for managing quantitative research and engineered strategies. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.

Kristy Finnegan, CFA, Assistant Portfolio Manager, covers various sectors for Voya IM’s value team. Ms. Finnegan joined Voya IM in November 2001 as an analyst covering the technology sector and later covering the consumer sectors. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.

Robert M. Kloss, Portfolio Manager, joined Voya IM 1992. Mr. Kloss has also served as a sector analyst on Voya IM’s fundamental equity research team, covering the financial services sector as well as an equity analyst and portfolio manager for a variety of value-oriented funds. Prior to joining Voya IM, Mr. Kloss was a principal of Phoenix Strategies, an investment management and consulting firm.

Historical sub-adviser/name and strategies information for Large Cap Value Portfolio
Effective Date	Portfolio Name	Sub-Adviser
01/21/11	ING Large Cap Value Portfolio[1]	Voya Investment Management Co. LLC
Since inception	ING Pioneer Equity Income Portfolio	Pioneer Investment Management, Inc.

1.	Name change, change in sub-adviser and change in principal investment strategies. Performance prior to the effective date is attributable to the previous sub-adviser.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at (800) 289-9999.

Additional Information about the Portfolios

Form of Organization

The Portfolios are each organized as a separate series of the Trust, an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a board of trustees consisting of 11 members. For more information on the history of the Trust, see each Portfolio’s Statement of Additional Information, dated May 1, 2015.

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2014 and on a pro forma basis as of December 31, 2014, giving effect to the Reorganization.

	Franklin Portfolio	Large Cap Value Portfolio	Adjustments	Large Cap Value Portfolio Pro Forma
Class ADV
Net Assets	$10,458,395	65,989,195	-	76,447,590
Net Asset Value Per Share	$11.34	12.32	-	12.32
Shares Outstanding	921,886	5,357,631	(72,990)[1]	6,206,527

Class I
Net Assets	$299,043,423	643,802,946	-	942,846,369
Net Asset Value Per Share	$11.62	12.50	-	12.50
Shares Outstanding	25,743,410	51,516,658	(1,819,936)[1]	75,440,132

Class S
Net Assets	$205,572,662	1,069,661,517	-	1,275,234,179
Net Asset Value Per Share	$11.59	12.37	-	12.37
Shares Outstanding	17,744,363	86,474,916	(1,125,716)[1]	103,093,563

1.	Reflects new shares issued, net of retired shares of Franklin Portfolio. (Calculation: Net Assets ÷ NAV per share.)

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Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. For more detailed information on the terms of the Reorganization, please see the form of Reorganization Agreement included in Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Franklin Portfolio in exchange for shares of beneficial interest of Large Cap Value Portfolio and the assumption by Large Cap Value Portfolio of all of Franklin Portfolio’s liabilities; and (ii) the distribution of shares of Large Cap Value Portfolio to shareholders of Franklin Portfolio, as provided for in the Reorganization Agreement. Franklin Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I, and Class S shares of Franklin Portfolio will hold, immediately after the Closing, the corresponding share class of Large Cap Value Portfolio having an aggregate value equal to the aggregate value of the shares of Franklin Portfolio held by that shareholder as of the close of business on the Closing Date.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Franklin Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization are one-time, nonrecurring and include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $154,800 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will be retained to align Franklin Portfolio’s investment portfolio with Large Cap Value Portfolio’s investment strategies prior to closing. The transition manager is expected to sell a significant portion of Franklin Portfolio’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Large Cap Value Portfolio to hold and in temporary investments, which will be delivered to Large Cap Value Portfolio at the Closing Date.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $197,200 and will be paid by the Adviser or its affiliates. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

During the transition period, Franklin Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Large Cap Value Portfolio, may also sell portfolio holdings that it acquired from Franklin Portfolio, and Large Cap Value Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Franklin Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Large Cap Value Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from Ropes & Gray LLP to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated

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thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Franklin Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Future Allocation of Premiums

Shares of Franklin Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Franklin Portfolio will be allocated to Large Cap Value Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Franklin Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Franklin Portfolio and its shareholders. The Board determined that Franklin Portfolio would benefit from being combined into Large Cap Value Portfolio under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as a sub-adviser that will continue to sub-advise Large Cap Value Portfolio after the Reorganization; a presentation from DSL regarding the Reorganization; Franklin Portfolio’s underperformance during certain periods; DSL’s analysis of potential alternative portfolios that could have served as a merger partner for Franklin Portfolio other than Large Cap Value Portfolio; the performance of Large Cap Value Portfolio, as compared to the performance of Franklin Portfolio in the year-to-date, one-year, three-year and five-year time periods; the performance of Franklin Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the superior performance of Large Cap Value Portfolio as compared to its Morningstar peer group; the lower total gross and net expense ratios that current shareholders of Franklin Portfolio are expected to experience as a result of the Reorganization; the difference in the Portfolios’ fee structures; the consideration of representations from the Portfolios’ Chief Investment Risk Officer regarding the performance of Large Cap Value Portfolio as compared to Franklin Portfolio and his support of this proposal; consideration of the similarities in the investment objectives of the Portfolios; consideration of the similarities in and differences between the Portfolios’ investment strategies; the larger combined asset size of the two Portfolios, which would likely result in a reduction in expenses for the benefit of current shareholders of both Portfolios and provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the Board’s determination that the Reorganization is in the best interest of Franklin Portfolio; DSL’s representations that the direct and indirect costs relating to the Reorganization will be borne by DSL or its affiliates and will not be borne by either Portfolio or its shareholders; that implicit transaction costs are uncertain and will be borne by Franklin Portfolio; the net revenue benefits for DSL and its affiliates that would result from the Reorganization; the expected tax consequences of the Reorganization to Franklin Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Franklin Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Franklin Portfolio do not approve the Reorganization, Franklin Portfolio will continue to be managed by DSL as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Franklin Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about June 19, 2015. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Franklin Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or proxy shall constitute a quorum at any meeting of shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal and will have the effect of a vote against the Reorganization.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote Franklin Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Franklin Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the Franklin Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Franklin Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Franklin Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV	820,728.518
I	24,189,576.185
S	16,931,624.353
Total	41,941,929.056

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Portfolio.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Franklin Portfolio or Large Cap Value Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

Franklin Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

June 19, 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of March, 2015, by and between Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, Voya Large Cap Value Portfolio (the “Surviving Portfolio”), and VIT, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, VY® Franklin Mutual Shares Portfolio (the “Disappearing Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I, and Class S voting shares of beneficial interest of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE DISAPPEARING PORTFOLIO TO THE SURVIVING PORTFOLIO IN EXCHANGE FOR THE SURVIVING PORTFOLIO SHARES, THE ASSUMPTION OF ALL DISAPPEARING PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING PORTFOLIO

1.1. Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV, Class I, and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV, Class I, and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio

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Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, and Class S Surviving Portfolio Shares to be so credited to shareholders of Class ADV, Class I, and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV, Class I, and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV, Class I, and Class S Surviving Portfolio Shares in connection with such exchange.

1.5. Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s adviser on behalf of the Disappearing Portfolio.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.2. The net asset value of Class ADV, Class I, and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Surviving Portfolio’s Board of Trustees.

2.3. The number of the Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class of Surviving Portfolio Shares by dividing the value of the net assets with respect to the Class ADV, Class I, and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be August 14, 2015 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.

3.2. The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing

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Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Portfolio or the Board of Trustees of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Disappearing Portfolio, represents and warrants to VIT as follows:

(a) The Disappearing Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f) The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Disappearing Portfolio, is a party or by which it is bound;

(g) All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a

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party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Disappearing Portfolio at December 31, 2014 of Financial Statements as of the most recent fiscal year based on the date of the agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2014, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(m) All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Disappearing Portfolio, and subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by VIT, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p) The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii)

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comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(r) On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.

4.2. Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Surviving Portfolio, represents and warrants to VIT as follows:

(a) The Surviving Portfolio is duly organized as a series of VIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Surviving Portfolio, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VIT, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Portfolio at December 31, 2014 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since December 31, 2014, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);

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(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(l) All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VIT, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.

5. COVENANTS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO

5.1. The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Disappearing Portfolio covenants that the Class ADV, Class I, and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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5.4. The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.

5.8. As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, and Class S Surviving Portfolio Shares received at the Closing.

5.9. The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VIT, on behalf of the Disappearing Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VIT, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VIT’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING PORTFOLIO

The obligations of VIT, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VIT, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VIT, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VIT, on behalf of the Surviving Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request;

6.3. VIT, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Surviving Portfolio, on or before the Closing Date; and

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO

The obligations of VIT, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VIT’s election, to the performance by VIT, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VIT, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VIT, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;

7.3. VIT, on behalf of the Disappearing Portfolio shall have delivered to VIT, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in

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form and substance satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VIT shall reasonably request;

7.4. VIT, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Disappearing Portfolio, on or before the Closing Date; and

7.5. The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING PORTFOLIO AND THE DISAPPEARING PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Disappearing Portfolio, or VIT, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VIT. Notwithstanding anything herein to the contrary, neither VIT, on behalf of the Surviving Portfolio, nor VIT, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VIT, on behalf of the Surviving Portfolio, or VIT, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel addressed to VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VIT. Notwithstanding anything herein to the contrary, VIT may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. VIT represents and warrants on behalf of the Surviving Portfolio and the Disappearing Portfolio that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Disappearing Portfolio, on behalf of the Disappearing Portfolio, (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

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10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VIT; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, Class I, and Class S Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Declaration of Trust of VIT. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Voya Large Cap Value Portfolio

Portfolio Holdings Information

A description of Large Cap Value Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in Large Cap Value Portfolio’s Statement of Additional Information dated May 1, 2015. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of Large Cap Value Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Large Cap Value Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Large Cap Value Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Large Cap Value Portfolio invests in other open-end funds (other than exchange-traded funds “ETFs”), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, Large Cap Value Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that:

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Large Cap Value Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Large Cap Value Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing

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service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Large Cap Value Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Large Cap Value Portfolio.

When your Variable Contract or Qualified Plan is buying shares of Large Cap Value Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Plan Participant is received in proper form. When the Variable Contract Holder or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Large Cap Value Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Large Cap Value Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations. Large Cap Value Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding Large Cap Value Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

Large Cap Value Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contract Holder, Plan Participants, and other permitted investors for which Large Cap Value Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, Plan Participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Large Cap Value Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Large Cap Value Portfolio may discontinue sales to a Qualified Plan and require Plan Participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Large Cap Value Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases Large Cap Value Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Large Cap Value Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, Large Cap Value Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Large Cap Value Portfolio as a result of these transactions. So long as Large Cap Value Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Large Cap Value Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Large Cap Value Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Large Cap Value Portfolio has a distribution and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation

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for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract Holders or Plan Participants with interests in Large Cap Value Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Large Cap Value Portfolio. The Distributor has agreed to waive 0.15% of the distribution fees for Large Cap Value Portfolio. This waiver will continue through May 1, 2017.

Last, Large Cap Value Portfolio has a shareholder service plan (“Service Plan”) for Class S shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class S shares of Large Cap Value Portfolio and its shareholders, including Variable Contract Holders or Plan Participants with interests in the Portfolio. Under the Service Plan, Large Cap Value Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S shares.

Because these distribution and shareholder service fees are paid out of Large Cap Value Portfolio’s assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Large Cap Value Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Large Cap Value Portfolio. Shares of Large Cap Value Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Large Cap Value Portfolio.

Large Cap Value Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Large Cap Value Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Large Cap Value Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Large Cap Value Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Large Cap Value Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Large Cap Value Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Large Cap Value Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Large Cap Value Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Large Cap Value Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Large Cap Value Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Large Cap Value Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Large Cap Value Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

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Although the policies and procedures known to Large Cap Value Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Large Cap Value Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Large Cap Value Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Large Cap Value Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans.

The Adviser, Distributor, or affiliated entities of Large Cap Value Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Large Cap Value Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Large Cap Value Portfolio. These payments as well as payments from Large Cap Value Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract Holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Large Cap Value Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Large Cap Value Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Large Cap Value Portfolio declares and pays dividends from net investment income at least annually. Large Cap Value Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Large Cap Value Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Large Cap Value Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Large Cap Value Portfolio may also pay an additional capital gains distribution.

Tax Matters

Variable Contract Holders should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Large Cap Value Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Large Cap Value Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

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Large Cap Value Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Large Cap Value Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of Large Cap Value Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the Statement of Additional Information dated May 1, 2015 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of Large Cap Value Portfolio for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2014, are incorporated herein by reference.

		Income (loss) from investment operations			Less distributions							Ratio to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
12-31-14	11.67	0.17●	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24	1.24	1.40	65,989	111
12-31-13	9.13	0.13●	2.60	2.73	0.19	—	—	0.19	—	11.67	30.12	1.51	1.26	1.26	1.17	12,730	104
12-31-12	8.19	0.15●	0.98	1.13	0.19	—	—	0.19	—	9.13	14.00	1.55	1.29	1.29	1.74	3,629	96
12-31-11	8.05	0.19●	0.03	0.22	0.08	—	—	0.08	—	8.19	2.76	1.55	1.29	1.29	2.41	2,424	92
12-31-10	6.92	0.12	1.17	1.29	0.16	—	—	0.16	—	8.05	18.96	1.54	1.29†	1.29†	1.61†	1	19
Class I
12-31-14	11.80	0.23	0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64	0.64	1.98	643,803	111
12-31-13	9.23	0.19●	2.64	2.83	0.26	—	—	0.26	—	11.80	30.86	0.76	0.66	0.66	1.78	558,826	104
12-31-12	8.26	0.21●	0.99	1.20	0.23	—	—	0.23	—	9.23	14.71	0.80	0.69	0.69	2.35	273,167	96
12-31-11	8.06	0.24●	0.04	0.28	0.08	—	—	0.08	—	8.26	3.51	0.80	0.69	0.69	2.94	248,161	92
12-31-10	6.94	0.18	1.14	1.32	0.20	—	—	0.20	—	8.06	19.37	0.79	0.69†	0.69†	2.32†	142,983	19
Class S
12-31-14	11.70	0.21●	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89	0.89	1.73	1,069,662	111
12-31-13	9.14	0.17●	2.61	2.78	0.22	—	—	0.22	—	11.70	30.66	1.01	0.91	0.91	1.53	608,298	104
12-31-12	8.19	0.19●	0.97	1.16	0.21	—	—	0.21	—	9.14	14.35	1.05	0.94	0.94	2.12	80,048	96
12-31-11	8.01	0.22●	0.04	0.26	0.08	—	—	0.08	—	8.19	3.28	1.05	0.94	0.94	2.74	66,983	92
12-31-10	6.90	0.15●	1.15	1.30	0.19	—	—	0.19	—	8.01	19.22	1.04	0.94†	0.94†	2.07†	3	19

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

4.	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expnses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

●	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 7, 2015:

Franklin Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percent of Combined Portfolio After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	99.9% Class A; Beneficial	2.0%	3.2%

Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	96.5% Class S; Beneficial	38.9%	51.5%

VY Franklin Templeton Founding Strategy Portfolio Attn Voya Operations 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	100.0% Class I; Beneficial	57.7%	13.7%

Large Cap Value Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percent of Combined Portfolio After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	6.2% Class A; 60.7% Class I; 100.0% Class S2; Beneficial	23.0%	17.6%

Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	93.8% Class A; Beneficial	3.6%	3.2%

Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	94.4% Class S; Beneficial	55.4%	51.5%

Voya Institutional Trust Co as Trustee The ADP TotalSource Retirement Savings Plan 30 Braintree Hill Office Park Braintree, MA 02184	24.0% Class I; Beneficial	9.0%	6.7%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 7, 2015.

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PART B

Voya Investors Trust

Statement of Additional Information

June 19, 2015

Acquisition of the Assets and Liabilities of: VY® Franklin Mutual Shares Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Large Cap Value Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Large Cap Value Portfolio (“SAI”) is available to the shareholders of VY® Franklin Mutual Shares Portfolio (“Franklin Portfolio”), a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of Franklin Portfolio will be transferred to Voya Large Cap Value Portfolio (“Large Cap Value Portfolio,” together with Franklin Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Investors Trust, in exchange for shares of Large Cap Value Portfolio.

 This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Large Cap Value Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for the Portfolios, dated May 1, 2015, as filed on April 28, 2015 (File No: 811-05629).

2.	The Financial Statements of Franklin Portfolio and the Financial Statements of Large Cap Value Portfolio included in the Annual Report dated December 31, 2014, as filed on March 6, 2015 (File No: 811-05629).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated June 19, 2015, relating to the Reorganization of Franklin Portfolio may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus. All capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Proxy Statement/Prospectus.

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Voya Large Cap Value Portfolio

Set forth below is an excerpt from Large Cap Value Portfolio’s annual report dated December 31, 2014.

* * * *

Market Perspective: Year Ended December 31, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however and the Index endured an early slump and wide swings late in 2014 before ending up 9.81% for the year. (The Index returned 4.94% for the one year ended December 31, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

With the improvement in the season came a pick-up in U.S. economic data. Employment reports were looking better and the unemployment rate fell below 6%. The December bulletin marked the eighth consecutive month in which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, the annualized rate of existing home sales exceeded 5 million for five straight months. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was –2.1% (annualized) in the first quarter but bounced back to 5.0% in the third.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by labor force participation rates at or near the lowest since 1978. Wage growth was sluggish near 2% annually. The Fed’s monthly Treasury and mortgage-backed securities purchases ended in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan re-entered recession in the third quarter after an April rise in consumption tax. But it was the euro zone that was the most problematic. Growth almost ground to a halt in the second and third quarters. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing with Germany unequivocally opposed. Oil prices had been steadily falling since late June and would halve by year-end. Increased shale oil production notwithstanding, was this also a signal that global economic activity was weaker than anyone had imagined?

Securities prices mirrored investors’ mood swings in the last few months. The Index actually reached a new peak on September 19, but by October 16 fell 8.2%. From there the Index rebounded 12% to December 5, fell 5% to December 16 then rose 4% to end the year 1.3% below its all-time high.

In U.S. fixed income markets, the Barclays Long-Term U.S. Treasury sub-index returned a remarkable 25.07% in 2014; the Barclays Short-Term U.S. Treasury sub-index just 0.09% as the Treasury yield curve flattened. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.97%, while the Barclays U.S. Corporate Investment Grade Bond sub-index gained 7.46%. Both outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which gained only 2.46%, perhaps reflecting growing disillusionment with the risk/reward profile of high yield bonds after strong returns in recent years.

U.S. equities, represented by the S&P 500® Index including dividends, returned 13.69% in the fiscal year, about 1.5% below its all-time high. The utilities sector was the top performer, returning 28.98%; not surprisingly, the only loser was energy, which dropped 7.78% as oil prices sagged. Record operating earnings per share for S&P 500® companies in the second and third quarters were supported by low interest rates, slow wage growth and historically high share buy-back volumes. Operating margins breached 10% for the first time.

In currencies, the dollar advanced against most other currencies over the year. The dollar surged 13.60% against the euro, on the U.S.’s much better growth and interest rate increase prospects, and 13.74% against the yen, on the likelihood of further monetary easing in Japan and an announced partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). The dollar gained less, 6.29%, on the pound. The UK had a better growth story than the euro zone, which however is the destination for about 40% of the UK’s exports.

In international markets, the MSCI Japan® Index rose 9.48% in 2014, boosted in the case of Japan’s large exporters by the falling yen and in general by the GPIF’s announcement described above. The MSCI Europe ex UK® Index added 6.63%. The poor economic data referred to above and the lingering conflict in Ukraine dampened markets, which were spasmodically supported

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by the possibility of quantitative easing. The strong health care sector contributed about one third of the total. Despite superior economic results, the MSCI UK® Index was much weaker, edging up 0.50%. UK stock indices are not particularly representative of the UK economy: the largest 14 names account for half of the index and comprise mostly global banking, energy, pharmaceuticals and materials companies. As a group, they held back returns by about 1.80%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Bank of America/Merrill Lynch U.S. High Yield, BB-B Rated, 2% Constrained Index	Tracks the performance of BB-B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.
Bank of America/Merrill Lynch U.S. High Yield BB-B Rated Index	Is an unmanaged index of bonds rated BB and B by Moody’s or S&P.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays Short-Term U.S. Treasury Index	A market capitalization-weighted index that is composed of fixed-rate, non-convertible U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value.
Barclays U.S. 1-3 Year Government/Credit Bond Index	A widely recognized index of publicly issued fixed rate, investment grade debt securities, including Treasuries, Agencies and credit securities with a maturity of one to three years
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI U.S. REIT® Index	A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 1000® Index	An unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.
Russell 1000 Growth® Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values.

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Index	Description
Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio Managers’ Report

Voya Large Cap Value Portfolio (the “Portfolio”) seeks long-term growth of capital and current income. The Portfolio is managed by Robert M. Kloss, Vincent Costa, CFA, and Christopher F. Corapi, Portfolio Managers of Voya Investment Management Co. LLC (“Voya IM”) the Sub-Adviser.

Performance: For the year ended December 31, 2014, the Portfolio’s Class S shares provided a total return of 9.71% compared to the Russell 1000® Value Index (the “Index”), which returned 13.45% for the same period.

Portfolio Specifics: For the year-to-date period ended December 31, 2014, the Portfolio underperformed the Index, due to primarily to unfavorable security selection within the financials and information technology sectors. Our allocation to cash was also a drag on performance. Conversely, stock selection within the consumer staples and telecommunications services sectors contributed to performance.

Among the key detractors from performance were Fortescue Metals Group (“Fortescue Metals”) and Royal Dutch Shell Plc (“Royal Dutch Shell”).

Owning non-benchmark company Fortescue Metals, an iron ore producer, detracted from performance as iron ore prices declined. The company’s semi-annual update during the reporting period provided encouraging operational results, with production, revenue and cost guidance ahead of expectations. However, self-help improvements alone weren’t enough to overcome the steep decline in iron ore prices in 2014. In addition, the stock was adversely impacted by extremely negative sentiment surrounding commodities in general. This was driven by increasing concerns over emerging market demand and the significant rise in the U.S. dollar during the year.

Owning non-benchmark company Royal Dutch Shell, an oil producer, detracted from performance. Shares of the company were negatively impacted by weakness over European market concerns and the overall underperformance within the energy sector due to sharply declining oil prices.

The main individual contributors to performance were Chevron Corp. (“Chevron”) and Union Pacific Corp. (“Union Pacific”).

Not owning benchmark company Chevron, a U.S.-based integrated oil and gas company, contributed to performance. Shares of Chevron were also hurt by falling oil prices. In addition, early in the year the company reported weak fourth quarter earnings and a muted 2014 growth outlook.

Owning non-benchmark company Union Pacific, a rail transportation company, contributed to results. The company performed well throughout the year, as it met or slightly exceeded analysts’ expectations each quarter. In addition, Union Pacific continually generated high single digit revenue growth and sustainable margins. The company further benefited from trends in the more robust economies of the United States and Mexico (i.e. higher auto production rates, growing demand for hydraulic fracturing sand and strong crop yields). Furthermore, market-share gains from the service issues of a competitor led to estimate upgrades for 2014, which also helped boost Union Pacific’s stock.

Current Strategy and Outlook: We continue to see attractive valuations in companies in a variety of sectors. Going forward, we believe that dividends will continue to be in demand by investors, who are searching for income and for funds with good downside capture such as the Portfolio’s strategy seeks to provide. The strategy is currently overweight in the consumer staples, health care and consumer discretionary and underweight in the industrials, utilities, financials, telecommunications services and information technology.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

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Sector Diversification As of December 31, 2014 (as a percentage of net assets)
Financials	28.5%
Health Care	16.6%
Energy	10.9%
Consumer Staples	9.5%
Information Technology	8.8%
Consumer Discretionary	8.1%
Industrials	7.6%
Utilities	4.5%
Materials	3.0%
Telecommunication Services	1.2%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short term investments
Portfolio holdings are subject to change daily.

Top Ten Holdings As of December 31, 2014* (as a percentage of net assets)
ExxonMobil Corp.	4.6%
Procter & Gamble Co.	3.5%
Pfizer, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
Wells Fargo & Co.	3.3%
Microsoft Corp	2.9%
Merck & Co., Inc.	2.9%
Cisco Systems, Inc.	2.6%
United HealthGroup, Inc.	2.5%
Citigroup, Inc.	2.2%

*Excludes short-term investments
Portfolio holdings are subject to change daily
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PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Franklin Portfolio will be transferred to Large Cap Value Portfolio, in exchange for shares of Large Cap Value Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	Franklin Portfolio	Large Cap Value Portfolio	Pro Forma Adjustments		Large Cap Value Portfolio Pro Forma Combined
ASSETS:
Investments in securities at fair value*	$469,069,496	$1,756,319,412	$29,498,910	(A)	$2,254,887,818
Short-term investments at fair value**	10,499,001	41,090,088	(10,499,001)	(A)	41,090,088
Total investments at fair value	$479,568,497	$1,797,409,500	$18,999,909		$2,295,977,906
Short-term investments at amortized cost	18,999,909	-	(18,999,909)	(A)	-
Cash	11,174,074	806	3,614,926	(A)	14,789,806
Foreign currencies at value***	964,144	-	-		964,144
Receivables:
Investment securities sold	789,711	23,132,128	-		23,921,839
Fund shares sold	655,981	669,681	-		1,325,662
Dividends	620,375	2,698,630	431,749	(A)	3,750,754
Interest	431,749	-	(431,749)	(A)	-
Foreign tax reclaims	56,806	339,793	-		396,599
Unrealized appreciation on forward foreign currency contracts	3,992,752	-	(3,992,752)	(A)	-
Prepaid expenses	-	13,977	-		13,977
Reimbursement due from manager	9,069	134,998	352,000	(D)	496,067
Other assets	7,975	26,064	-		34,039
Total assets	517,271,042	1,824,425,577	(25,826)		2,341,670,793

LIABILITIES:
Payable for investment securities purchased	927,564	37,190,932	-		38,118,496
Payable for fund shares redeemed	489,958	5,434,467	-		5,924,425
Unrealized depreciation on forward foreign currency contracts	377,826	-	(377,826)	(A)	-
Payable for unified fees	343,789	-	(343,789)	(A)	-
Payable for investment management fees	-	934,293	495,964	(A)(B)	1,430,257
Payable to administrative fees	-	152,175	(152,175)	(B)	-
Payable for distribution and shareholder service fees	49,450	263,501	-		312,951
Payable to trustees under the deferred compensation plan	7,975	26,064	-		34,039
Payable for trustee fees	-	7,280	-		7,280
Other accrued expenses and liabilities	-	165,612	352,000	(D)	517,612
Total liabilities	2,196,562	44,174,324	(25,826)		46,345,060
NET ASSETS	$515,074,480	$1,780,251,253	$-		$2,295,325,733

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$401,610,601	$1,557,727,338	$-		$1,959,337,939
Undistributed net investment income	18,100,483	3,080,006	-		21,180,489
Accumulated net realized gain (loss)	(10,270,023)	65,699,893	7,822,313	(A)	63,252,183
Net unrealized appreciation	105,633,419	153,744,016	(7,822,313)	(A)	251,555,122
NET ASSETS	$515,074,480	$1,780,251,253	$-		$2,295,325,733
_____
* Cost of investments in securities	$367,045,163	$1,602,544,836	$29,497,642	(A)	$1,999,087,641
** Cost of short-term investments	$10,497,733	$41,090,088	$(10,497,733)	(A)	$41,090,088
*** Cost of foreign currencies	$963,600	$-	$-		$963,600

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STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	Franklin Portfolio	Large Cap Value Portfolio	Pro Forma Adjustments		Large Cap Value Portfolio Pro Forma Combined
Class ADV
Net Assets	$10,458,395	$65,989,195	$-		$76,447,590
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	921,886	5,357,631	(72,990)	(C)	6,206,527
Net asset value and redemption price per share	$11.34	$12.32	$-		$12.32

Class I
Net Assets	$299,043,423	$643,802,946	$-		$942,846,369
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	25,743,410	51,516,658	(1,819,936)	(C)	75,440,132
Net asset value and redemption price per share	$11.62	$12.50	$-		$12.50

Class S
Net Assets	$205,572,662	$1,069,661,517	$-		$1,275,234,179
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	17,744,363	86,474,916	(1,125,716)	(C)	103,093,563
Net asset value and redemption price per share	$11.59	$12.37	$-		$12.37

Class S2
Net Assets	n/a	$797,595	$-		$797,595
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$0.001	$-		$0.001
Shares outstanding	n/a	64,547	-		64,547
Net asset value and redemption price per share	n/a	$12.36	$-		$12.36

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
(C)	Reflects new shares issued, net of retired shares of VY® Franklin Mutual Shares Portfolio. (Calculation: Net Assets ÷ NAV per share).
(D)	Reflects adjustment for estimated one time merger and transition expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).

See Accompanying Notes to the Unaudited Pro Forma Financial Statements

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STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
	Franklin Portfolio	Large Cap Value Portfolio	Pro Forma Adjustments		Large Cap Value Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,749,219	$38,018,863	$5,400,162	(A)	$60,168,244
Interest	5,400,162	–	(5,400,162)	(A)	-
Securities lending income, net	-	132,908	-		132,908
Total investment income	22,149,381	38,151,771	-		60,301,152

EXPENSES:
Investment management fees	-	8,986,554	5,237,177	(B)(C)	14,223,731
Unified fees	4,213,232	-	(4,213,232)	(B)	-
Distribution and shareholder service fees:
Class ADV	80,445	281,683	-		362,128
Class S	529,773	2,061,642	-		2,591,415
Class S2	-	2,435	-		2,435
Transfer agent fees	-	2,161	802	(B)	2,963
Administrative service fees	-	1,456,077	(1,456,077)	(B)(C)	-
Shareholder reporting expense	-	106,633	39,557	(B)	146,190
Registration fees	-	68	-		68
Professional fees	-	92,846	(64,899)	(B)	27,947
Custody and accounting expense	-	150,055	55,665	(B)	205,720
Trustee fees and expenses	26,978	43,683	(10,773)	(B)	59,888
Miscellaneous expense	-	36,591	13,574	(B)	50,165
Interest expense	-	273	101	(B)	374
Total expenses	4,850,428	13,220,701	(398,105)		17,673,024
Net waived and reimbursed fees	(97,194)	(1,608,777)	(303,302)		(2,009,273)
Net expenses	4,753,234	11,611,924	(701,407)		15,663,751
Net investment income	17,396,147	26,539,847	701,407		44,637,401

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	31,347,108	93,534,150	4,601,094	(A)	129,482,352
Foreign currency related transactions	(3,528,244)	(200,533)	3,221,219	(A)	(507,558)
Net realized gain	27,818,864	93,333,617	7,822,313		128,974,794
Net change in unrealized appreciation (depreciation) on:
Investments	(14,079,762)	3,713,960	-		(10,365,802)
Foreign currency related transactions	7,807,033	30,066	(7,822,313)	(A)	14,786
Net change in unrealized appreciation (depreciation)	(6,272,729)	3,744,026	(7,822,313)		(10,351,016)
Net realized and unrealized gain	21,546,135	97,077,643	-		118,623,778
Increase in net assets resulting
from operations	$38,942,282	$123,617,490	$701,407		$163,261,179

*Foreign taxes withheld	$158,104	$240,057	$-		$398,161

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects adjustment in expenses due to effects of new contractual rates.
(C)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.

See Accompanying Notes to the Unaudited Pro Forma Financial Statements

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PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined				Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares				Value	Value	Value		Value

COMMON STOCK:						98.2%
					Consumer Discretionary:		8.0%
-	297,392	84,421	(A)	381,813	Brinker International, Inc.			$-	$17,453,937	$4,954,665	(A)	$22,408,602
106,825	-	(106,825)	(A)	-	CBS Corp. - Class B			5,911,695	-	(5,911,695)	(A)	-
28,270	-	(28,270)	(A)	-	Cengage Learning Holdings II L.P.			629,008	-	(629,008)	(A)	-
-	257,438	73,079	(A)	330,517	Comcast Corp. – Class A			-	14,933,978	4,239,325	(A)	19,173,303
27,995	-	(27,995)	(A)	-	Comcast Corp. – Special Class A			1,611,532	-	(1,611,532)	(A)	-
-	202,183	57,394	(A)	259,577	Delphi Automotive PLC			-	14,702,748	4,173,686	(A)	18,876,434
198,850	-	(198,850)	(A)	-	General Motors Co.			6,941,854	-	(6,941,854)	(A)	-
-	143,363	40,697	(A)	184,060	Home Depot, Inc.			-	15,048,814	4,271,924	(A)	19,320,738
39,379	-	(39,379)	(A)	-	Kohl's Corp.			2,403,694	-	(2,403,694)	(A)	-
-	456,797	129,671	(A)	586,468	Macy's, Inc.			-	30,034,403	8,525,900	(A)	38,560,303
-	233,034	66,152	(A)	299,186	Nike, Inc.			-	22,406,219	6,360,479	(A)	28,766,698
411,405	-	(411,405)	(A)	-	Reed Elsevier PLC			7,027,625	-	(7,027,625)	(A)	-
55,838	-	(55,838)	(A)	-	Time Warner Cable, Inc.			8,490,726	-	(8,490,726)	(A)	-
46,789	-	(46,789)	(A)	-	Time Warner, Inc.			3,996,716	-	(3,996,716)	(A)	-
21,145	-	(21,145)	(A)	-	Tribune Co.			1,263,837	-	(1,263,837)	(A)	-
15,346	-	(15,346)	(A)	-	Tribune Co. - Class B			917,230	-	(917,230)	(A)	-
10,093	-	(10,093)	(A)	-	Tribune Publishing Co.			231,130	-	(231,130)	(A)	-
269,894	-	(269,894)	(A)	-	Twenty-First Century Fox, Inc. Class B			9,956,390	-	(9,956,390)	(A)	-
-	306,959	87,137	(A)	394,096	Walt Disney Co.			-	28,912,468	8,207,415	(A)	37,119,883
								49,381,437	143,492,567	(8,648,043)		184,225,961

					Consumer Staples:		9.4%
126,010	375,760	(19,343)	(A)	482,427	Altria Group, Inc.			6,208,513	18,513,695	(953,009)	(A)	23,769,199
248,640	-	(248,640)	(A)	-	Avon Products, Inc.			2,334,730	-	(2,334,730)	(A)	-
157,406	-	(157,406)	(A)	-	British American Tobacco PLC			8,529,997	-	(8,529,997)	(A)	-
19,101	-	(19,101)	(A)	-	Coca-Cola Enterprises, Inc.			844,646	-	(844,646)	(A)	-
-	902,174	256,101	(A)	1,158,275	ConAgra Foods, Inc.			-	32,730,873	9,291,350	(A)	42,022,223
48,430	-	(48,430)	(A)	-	CVS Caremark Corp.			4,664,293	-	(4,664,293)	(A)	-
-	321,967	91,397	(A)	413,364	CVS Caremark Corp.			-	31,008,642	8,802,459	(A)	39,811,101
6,184	-	(6,184)	(A)	-	Energizer Holdings, Inc.			795,015	-	(795,015)	(A)	-
122,962	-	(122,962)	(A)	-	Imperial Tobacco Group PLC			5,412,735	-	(5,412,735)	(A)	-
-	390,525	110,859	(A)	501,384	Kraft Foods Group, Inc.			-	24,470,296	6,946,411	(A)	31,416,707
114,063	-	(114,063)	(A)	-	Kroger Co.			7,323,985	-	(7,323,985)	(A)	-
114,272	-	(114,272)	(A)	-	Lorillard, Inc.			7,192,280	-	(7,192,280)	(A)	-
59,781	-	(59,781)	(A)	-	PepsiCo, Inc.			5,652,891	-	(5,652,891)	(A)	-
30,451	-	(30,451)	(A)	-	Philip Morris International, Inc.			2,480,234	-	(2,480,234)	(A)	-
-	673,466	191,178	(A)	864,644	Procter & Gamble Co.			-	61,346,018	17,414,364	(A)	78,760,382
73,320	-	(73,320)	(A)	-	Walgreens Boots Alliance, Inc.			5,586,984	-	(5,586,984)	(A)	-
								57,026,303	168,069,524	(9,316,215)		215,779,612

					Energy:		10.9%
29,540	-	(29,540)	(A)	-	Anadarko Petroleum Corp.			2,437,050	-	(2,437,050)	(A)	-
-	224,518	63,734	(A)	288,252	Anadarko Petroleum Corp.			-	18,522,735	5,258,070	(A)	23,780,805
89,729	-	(89,729)	(A)	-	Apache Corp.			5,623,316	-	(5,623,316)	(A)	-
88,837	-	(88,837)	(A)	-	Baker Hughes, Inc.			4,981,090	-	(4,981,090)	(A)	-

9

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined				Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
201,363	-	(201,363)	(A)	-		BG Group PLC		2,694,585	-	(2,694,585)	(A)	-
537,365	-	(537,365)	(A)	-		BP PLC		3,410,971	-	(3,410,971)	(A)	-
78,709	-	(78,709)	(A)	-		Consol Energy, Inc.		2,661,151	-	(2,661,151)	(A)	-
18,668	-	(18,668)	(A)	-		Ensco PLC		559,107	-	(559,107)	(A)	-
-	144,419	40,996	(A)	185,415		EOG Resources, Inc.		-	13,296,657	3,774,537	(A)	17,071,194
-	890,340	252,742	(A)	1,143,082		ExxonMobil Corp.		-	82,311,933	23,365,983	(A)	105,677,916
-	263,338	74,754	(A)	338,092		Hess Corp.		-	19,439,611	5,518,345	(A)	24,957,956
187,492	-	(187,492)	(A)	-		Marathon Oil Corp.		5,304,149	-	(5,304,149)	(A)	-
52,544	-	(52,544)	(A)	-		Murphy Oil Corp.		2,654,523	-	(2,654,523)	(A)	-
-	372,569	105,762	(A)	478,331		Occidental Petroleum Corp.		-	30,032,787	8,525,442	(A)	38,558,229
236,953	-	(236,953)	(A)	-		Royal Dutch Shell PLC		7,897,465	-	(7,897,465)	(A)	-
-	455,323	129,253	(A)	584,576		Royal Dutch Shell PLC - Class A		-	30,483,875	8,653,493	(A)	39,137,368
267,898	-	(267,898)	(A)	-		Talisman Energy, Inc.		2,097,641	-	(2,097,641)	(A)	-
20,579	-	(20,579)	(A)	-		Talisman Energy, Inc. - TSX		161,189	-	(161,189)	(A)	-
102,715	-	(102,715)	(A)	-		Transocean Ltd.		1,882,766	-	(1,882,766)	(A)	-
								42,365,003	194,087,598	12,730,867		249,183,468

						Financials:	28.4%
61,296	-	(61,296)	(A)	-		ACE Ltd.		7,041,684	-	(7,041,684)	(A)	-
9,488	-	(9,488)	(A)	-		Alexander's, Inc.		4,147,964	-	(4,147,964)	(A)	-
11,780	-	(11,780)	(A)	-	@	Alleghany Corp.		5,460,030	-	(5,460,030)	(A)	-
-	542,320	153,949	(A)	696,269		AllianceBernstein Holding LP		-	14,008,126	3,976,503	(A)	17,984,629
70,138	-	(70,138)	(A)	-		Allstate Corp.		4,927,195	-	(4,927,195)	(A)	-
107,600	-	(107,600)	(A)	-		Ally Financial, Inc.		2,541,512	-	(2,541,512)	(A)	-
157,732	-	(157,732)	(A)	-		American International Group, Inc.		8,834,569	-	(8,834,569)	(A)	-
-	187,523	53,232	(A)	240,755		Ameriprise Financial, Inc.		-	24,799,917	7,039,981	(A)	31,839,898
-	385,666	109,479	(A)	495,145		Arthur J. Gallagher & Co.		-	18,157,155	5,154,292	(A)	23,311,447
-	1,939,104	550,456	(A)	2,489,560		Bank of America Corp.		-	34,690,571	9,847,652	(A)	44,538,223
713,900	-	(713,900)	(A)	-		Barclays PLC		2,683,792	-	(2,683,792)	(A)	-
-	571,074	162,111	(A)	733,185		Blackstone Group LP		-	19,319,433	5,484,230	(A)	24,803,663
454,259	-	(454,259)	(A)	-	@	Canary Wharf Group PLC		3,829,625	-	(3,829,625)	(A)	-
64,923	-	(64,923)	(A)	-		CIT Group, Inc.		3,105,267	-	(3,105,267)	(A)	-
107,922	-	(107,922)	(A)	-		Citigroup, Inc.		5,839,659	-	(5,839,659)	(A)	-
-	709,672	201,455	(A)	911,127		Citigroup, Inc.		-	38,400,352	10,900,752	(A)	49,301,104
64,275	-	(64,275)	(A)	-		Citizens Financial Group, Inc.		1,597,877	-	(1,597,877)	(A)	-
16,005	-	(16,005)	(A)	-		Columbia Banking System, Inc.		441,898	-	(441,898)	(A)	-
89,805	-	(89,805)	(A)	-		Credit Suisse Group		2,256,014	-	(2,256,014)	(A)	-
-	462,409	131,265	(A)	593,674		Discover Financial Services		-	30,283,165	8,596,517	(A)	38,879,682
-	227,981	64,717	(A)	292,698		Extra Space Storage, Inc.		-	13,368,806	3,795,018	(A)	17,163,824
49,872	-	(49,872)	(A)	-		FCB Financial Holdings, Inc.		1,228,846	-	(1,228,846)	(A)	-
-	851,821	241,807	(A)	1,093,628		Fifth Third Bancorp.		-	17,355,853	4,926,826	(A)	22,282,679
31,963	-	(31,963)	(A)	-		Forestar Real Estate Group, Inc.		492,230	-	(492,230)	(A)	-
-	442,665	125,660	(A)	568,325		Gaming and Leisure Properties, Inc.		-	12,987,791	3,686,859	(A)	16,674,650
9,584	-	(9,584)	(A)	-		Guaranty Bancorp		138,393	-	(138,393)	(A)	-
-	656,849	186,460	(A)	843,309		Invesco Ltd.		-	25,958,673	7,368,918	(A)	33,327,591
112,120	958,610	160,002	(A)	1,230,732		JPMorgan Chase & Co.		7,016,470	59,989,814	10,012,907	(A)	77,019,191
68,877	-	(68,877)	(A)	-		KB Financial Group, Inc.		2,251,868	-	(2,251,868)	(A)	-
-	368,111	104,496	(A)	472,607		Lincoln National Corp.		-	21,228,961	6,026,290	(A)	27,255,251
89,869	-	(89,869)	(A)	-		Metlife, Inc.		4,861,014	-	(4,861,014)	(A)	-

10

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined				Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
108,980	-	(108,980)	(A)	-		PNC Financial Services Group, Inc.		9,942,245	-	(9,942,245)	(A)	-
-	330,128	93,714	(A)	423,842		Prudential Financial, Inc.		-	29,863,379	8,477,352	(A)	38,340,731
-	1,662,038	471,805	(A)	2,133,843		Regions Financial Corp.		-	17,551,121	4,982,257	(A)	22,533,378
21,086	-	(21,086)	(A)	-		Societe Generale		882,455	-	(882,455)	(A)	-
-	615,673	174,772	(A)	790,445		Starwood Property Trust, Inc.		-	14,308,241	4,061,697	(A)	18,369,938
99,041	-	(99,041)	(A)	-		SunTrust Bank		4,149,818	-	(4,149,818)	(A)	-
-	204,370	58,015	(A)	262,385		Ventas, Inc.		-	14,653,329	4,159,657	(A)	18,812,986
-	421,800	119,737	(A)	541,537		Weingarten Realty Investors		-	14,729,256	4,181,211	(A)	18,910,467
67,074	1,089,142	242,102	(A)	1,398,318		Wells Fargo & Co.		3,676,997	59,706,764	13,272,031	(A)	76,655,792
20,198	-	(20,198)	(A)	-		White Mountains Insurance Group Ltd.		12,726,962	-	(12,726,962)	(A)	-
-	749,065	212,638	(A)	961,703		XL Group PLC		-	25,745,364	7,308,366	(A)	33,053,730
11,462	-	(11,462)	(A)	-		Zurich Insurance Group AG		3,581,902	-	(3,581,902)	(A)	-
								103,656,286	507,106,071	40,296,497		651,058,854

						Health Care:	16.5%
-	657,150	186,546	(A)	843,696		Abbott Laboratories		-	29,584,893	8,398,298	(A)	37,983,191
-	342,414	97,201	(A)	439,615		AbbVie, Inc.		-	22,407,572	6,360,863	(A)	28,768,435
-	503,312	142,876	(A)	646,188		Bristol-Myers Squibb Co.		-	29,710,507	8,433,956	(A)	38,144,463
-	279,187	79,253	(A)	358,440		Cardinal Health, Inc.		-	22,538,767	6,398,106	(A)	28,936,873
55,167	-	(55,167)	(A)	-		Cigna Corp.		5,677,236	-	(5,677,236)	(A)	-
78,415	-	(78,415)	(A)	-		Eli Lilly & Co.		5,409,851	-	(5,409,851)	(A)	-
81,678	-	(81,678)	(A)	-	@	Hospira, Inc.		5,002,778	-	(5,002,778)	(A)	-
211,437	476,154	(76,271)	(A)	611,320		Medtronic, Inc.		15,265,751	34,378,319	(5,506,738)	(A)	44,137,332
235,512	900,293	20,055	(A)	1,155,860		Merck & Co., Inc.		13,374,726	51,127,639	1,138,936	(A)	65,641,301
-	1,955,592	555,136	(A)	2,510,728		Pfizer, Inc.		-	60,916,691	17,292,491	(A)	78,209,182
56,212	-	(56,212)	(A)	-		Stryker Corp.		5,302,478	-	(5,302,478)	(A)	-
197,396	-	(197,396)	(A)	-		Teva Pharmaceutical Industries Ltd. ADR		11,352,244	-	(11,352,244)	(A)	-
-	437,784	124,274	(A)	562,058		UnitedHealth Group, Inc.		-	44,255,585	12,562,884	(A)	56,818,469
								61,385,064	294,919,973	22,334,209		378,639,246

						Industrials:	7.5%
3,265	-	(3,265)	(A)	-		AP Moller - Maersk A/S - Class B		6,493,928	-	(6,493,928)	(A)	-
46,840	-	(46,840)	(A)	-		BE Aerospace, Inc.		2,717,657	-	(2,717,657)	(A)	-
-	142,308	40,397	(A)	182,705		Boeing Co.		-	18,497,194	5,250,820	(A)	23,748,014
31,490	-	(31,490)	(A)	-		Caterpillar, Inc.		2,882,280	-	(2,882,280)	(A)	-
315,223	-	(315,223)	(A)	-		CNH Industrial NV		2,551,762	-	(2,551,762)	(A)	-
104,423	-	(104,423)	(A)	-		Federal Signal Corp.		1,612,291	-	(1,612,291)	(A)	-
-	197,948	56,192	(A)	254,140		General Dynamics Corp.		-	27,241,604	7,733,105	(A)	34,974,709
-	149,899	42,552	(A)	192,451		Hubbell, Inc.		-	16,013,710	4,545,830	(A)	20,559,540
46,963	-	(46,963)	(A)	-		Huntington Ingalls Industries, Inc.		5,281,459	-	(5,281,459)	(A)	-
23,420	-	(23,420)	(A)	-		KLX, Inc.		966,075	-	(966,075)	(A)	-
-	94,697	26,882	(A)	121,579		TransDigm Group, Inc.		-	18,593,756	5,278,231	(A)	23,871,987
-	184,520	52,380	(A)	236,900		Union Pacific Corp.		-	21,981,867	6,240,018	(A)	28,221,885
-	287,845	81,711	(A)	369,556		United Technologies Corp.		-	33,102,175	9,396,752	(A)	42,498,927
								22,505,452	135,430,306	15,939,304		173,875,062

11

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined					Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
						Information Technology:		8.8%
93,440	-	(93,440)	(A)	-		Apple, Inc.			10,313,907	-	(10,313,907)	(A)	-
-	187,333	53,178	(A)	240,511		Apple, Inc.			-	20,677,817	5,869,836	(A)	26,547,653
95,577	-	(95,577)	(A)	-		CA, Inc.			2,910,320	-	(2,910,320)	(A)	-
260,486	1,653,532	208,904	(A)	2,122,922		Cisco Systems, Inc.			7,245,418	45,992,993	5,810,666	(A)	59,049,077
111,857	-	(111,857)	(A)	-		Hewlett-Packard Co.			4,488,821	-	(4,488,821)	(A)	-
-	447,530	127,041	(A)	574,571		Microchip Technology, Inc.			-	20,188,078	5,730,813	(A)	25,918,891
305,424	1,125,916	14,191	(A)	1,445,531		Microsoft Corp.			14,186,945	52,298,798	659,175	(A)	67,144,918
-	397,762	112,913	(A)	510,675		Oracle Corp.			-	17,887,357	5,077,705	(A)	22,965,062
2,976	-	(2,976)	(A)	-		Samsung Electronics Co., Ltd.			3,577,880	-	(3,577,880)	(A)	-
314,589	-	(314,589)	(A)	-		Symantec Corp.			8,070,781	-	(8,070,781)	(A)	-
509,542	-	(509,542)	(A)	-		Xerox Corp.			7,062,252	-	(7,062,252)	(A)	-
									57,856,324	157,045,043	(13,275,766)		201,625,601

						Materials:		3.0%
67,338	-	(67,338)	(A)	-		Anglo American PLC			1,246,055	-	(1,246,055)	(A)	-
188,012	-	(188,012)	(A)	-		Freeport-McMoRan, Inc.			4,391,960	-	(4,391,960)	(A)	-
122,232	348,853	(23,203)	(A)	447,882		International Paper Co.			6,549,191	18,691,544	(1,243,201)	(A)	23,997,534
105,138	-	(105,138)	(A)	-		MeadWestvaco Corp.			4,667,076	-	(4,667,076)	(A)	-
-	500,208	141,995	(A)	642,203		Mosaic Co.			-	22,834,495	6,482,054	(A)	29,316,549
-	630,554	178,996	(A)	809,550		Steel Dynamics, Inc.			-	12,447,136	3,533,383	(A)	15,980,519
144,055	-	(144,055)	(A)	-		ThyssenKrupp AG			3,669,643	-	(3,669,643)	(A)	-
									20,523,925	53,973,175	(5,202,498)		69,294,602

						Telecommunication Services:		1.2%
-	552,320	156,788	(A)	709,108		CenturyTel, Inc.			-	21,860,826	6,205,658	(A)	28,066,484
1,006,780	-	(1,006,780)	(A)	-		Koninklijke KPN NV			3,178,764	-	(3,178,764)	(A)	-
1,858,148	-	(1,858,148)	(A)	-		Vodafone Group PLC			6,370,911	-	(6,370,911)	(A)	-
									9,549,675	21,860,826	(3,344,017)		28,066,484

						Utilities:		4.5%
-	254,452	72,232	(A)	326,684		Entergy Corp.			-	22,259,461	6,318,819	(A)	28,578,280
138,900	-	(138,900)	(A)	-		NRG Energy, Inc.			3,743,355	-	(3,743,355)	(A)	-
-	305,599	86,751	(A)	392,350		Pinnacle West Capital Corp.			-	20,875,467	5,925,943	(A)	26,801,410
-	757,471	215,024	(A)	972,495		Southern Co.			-	37,199,401	10,559,837	(A)	47,759,238
									3,743,355	80,334,329	19,061,244		103,138,928

PREFERRED STOCK:							0.0%
						Consumer Discretionary:		0.0%
15,064	-	(15,064)	(A)	-		Volkswagen AG			3,348,063	-	(3,348,063)	(A)	-

Principal amount†	Principal amount†	Principal amount†		Principal amount†					Value	Value	Value		Value
CORPORATE BONDS/NOTES:							0.0%
						Communications:		0.0%
1,900,270	-	(1,900,270)	(A)	-		Avaya, Inc. - TL B3, 4.670%, 10/26/17			1,827,427	-	(1,827,427)	(A)	-
463,422	-	(463,422)	(A)	-		Avaya, Inc. - TL B6, 6.500%, 03/30/18			458,209	-	(458,209)	(A)	-
1,276,000	-	(1,276,000)	(A)	-	#	Avaya, Inc., 7.000%, 04/01/19			1,250,480	-	(1,250,480)	(A)	-

12

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined				Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
4,007,000	-	(4,007,000)	(A)	-	#	Avaya, Inc., 10.500%, 03/01/21		3,446,020	-	(3,446,020)	(A)	-
180,635	-	(180,635)	(A)	-		Cengage Learning Acquisitions, Inc. - TL 1L, 7.000%, 03/31/20		179,054	-	(179,054)	(A)	-
23,071	-	(23,071)	(A)	-		Clear Channel Communications, Inc., 3.819%, 01/29/16		22,833	-	(22,833)	(A)	-
2,471	-	(2,471)	(A)	-		Clear Channel Communications, Inc., 3.819%, 01/29/16		2,444	-	(2,444)	(A)	-
3,078,298	-	(3,078,298)	(A)	-		Clear Channel Communications, Inc., 6.919%, 01/30/19		2,908,031	-	(2,908,031)	(A)	-
989,430	-	(989,430)	(A)	-		Clear Channel Communications, Inc., 7.669%, 07/30/19		951,089	-	(951,089)	(A)	-
2,575,000	-	(2,575,000)	(A)	-		Clear Channel Communications, Inc., 9.000%, 12/15/19		2,546,031	-	(2,546,031)	(A)	-
32,493	-	(32,493)	(A)	-		Tribune Co., Escrow, 08/14/49		-	-	-		-
								13,591,618	-	(13,591,618)		-

						Consumer, Cyclical:	0.0%
1,014,900	-	(1,014,900)	(A)	-		Caesars - TL B7, 9.750%, 03/01/17		900,216	-	(900,216)	(A)	-
322,339	-	(322,339)	(A)	-		Caesars Entertainment Operating Co., Inc., 6.005%, 01/26/18		282,987	-	(282,987)	(A)	-
1,532,294	-	(1,532,294)	(A)	-		Caesars Entertainment Operating Co., Inc., 7.005%, 01/28/18		1,354,164	-	(1,354,164)	(A)	-
2,641,267	-	(2,641,267)	(A)	-		JC Penney - TL 1L, 05/21/18		2,603,299	-	(2,603,299)	(A)	-
269,000	-	(269,000)	(A)	-		Toys R Us, 8.250%, 10/15/19		266,310	-	(266,310)	(A)	-
2,275,866	-	(2,275,866)	(A)	-		Toys R Us, 9.750%, 04/24/20		2,083,556	-	(2,083,556)	(A)	-
								7,490,532	-	(7,490,532)		-

						Energy:	0.0%
80,148	-	(80,148)	(A)	-		NGPL PipeCo, LLC, 6.750%, 09/15/17		77,543	-	(77,543)	(A)	-
987,000	-	(987,000)	(A)	-	#	NGPL PipeCo, LLC, 7.119%, 12/15/17		974,663	-	(974,663)	(A)	-
1,464,000	-	(1,464,000)	(A)	-	#	NGPL PipeCo, LLC, 9.625%, 06/01/19		1,474,980	-	(1,474,980)	(A)	-
1,177,933	-	(1,177,933)	(A)	-		Walter Energy, Inc., 7.250%, 04/01/18		916,579	-	(916,579)	(A)	-
660,000	-	(660,000)	(A)	-	#	Walter Energy, Inc., 9.500%, 10/15/19		504,900	-	(504,900)	(A)	-
550,000	-	(550,000)	(A)	-	#,&	Walter Energy, Inc., 11.000%, 04/01/20		184,250	-	(184,250)	(A)	-
								4,132,915	-	(4,132,915)		-

13

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined					Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
						Financial:		0.0%
14,181,365	-	(14,181,365)	(A)	-		Lehman Brothers Holdings, Inc. - Claim, 12/31/49			3,563,068	-	(3,563,068)	(A)	-
1,216,000	-	(1,216,000)	(A)	-	±	Tropicana Entertainment, LLC, 12/15/14			-	-	-		-
									3,563,068	-	(3,563,068)		-

						Technology:		0.0%
974,000	-	(974,000)	(A)	-		First Data Corp., 11.750%, 08/15/21			1,122,535	-	(1,122,535)	(A)	-

						Utilities:		0.0%
6,400,233	-	(6,400,233)	(A)	-		Texas Competitive Electric Holdings Co., LLC, 4.661%, 10/10/17			4,144,151	-	(4,144,151)	(A)	-
3,208,000	-	(3,208,000)	(A)	-	#, ±	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20			2,285,700	-	(2,285,700)	(A)	-
									6,429,851	-	(6,429,851)		-

MUNICIPAL BONDS:							0.0%
						Puerto Rico:		0.0%
1,607,000	-	(1,607,000)	(A)	-		Commonwealth of Puerto Rico, 8.000%, 07/01/35			1,398,090	-	(1,398,090)	(A)	-

						Total Long-Term Investments
						(Cost $367,045,163, $1,602,544,836 and $1,999,087,641 Pro Forma Combined)			469,069,496	1,756,319,412	29,498,910	(A)	2,254,887,818

SHORT-TERM INVESTMENTS:							1.8%

						U.S. Treasury Bills:		0.0%
3,000,000	-	(3,000,000)	(A)	-		United States Treasury Bill, 0.040%, 04/16/15			2,999,826	-	(2,999,826)	(A)	-
2,500,000	-	(2,500,000)	(A)	-		United States Treasury Bill, 0.040%, 04/09/15			2,499,832	-	(2,499,832)	(A)	-
5,000,000	-	(5,000,000)	(A)	-		United States Treasury Bill, 0.050%, 02/19/15			4,999,951	-	(4,999,951)	(A)	-
5,000,000	-	(5,000,000)	(A)	-		United States Treasury Bill, 0.050%, 02/26/15			4,999,963	-	(4,999,963)	(A)	-
2,000,000	-	(2,000,000)	(A)	-		United States Treasury Bill, 0.055%, 01/22/15			1,999,997	-	(1,999,997)	(A)	-
2,000,000	-	(2,000,000)	(A)	-		United States Treasury Bill, 0.060%, 05/14/15			1,999,688	-	(1,999,688)	(A)	-
7,000,000	-	(7,000,000)	(A)	-		United States Treasury Bill, 0.065%, 01/02/15			6,999,998	-	(6,999,998)	(A)	-

14

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)

Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined				Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
3,000,000	-	(3,000,000)	(A)	-		United States Treasury Bill, 0.105%, 04/30/15		2,999,655	-	(2,999,655)	(A)	-
								29,498,910	-	(29,498,910)		-

Shares	Shares	Shares		Shares				Value	Value	Value		Value
							1.8%
-	41,090,088	-		41,090,088		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††	1.8%
								-	41,090,088	-		41,090,088

						Total Short-Term Investments
						(Cost $29,497,642, $41,090,088 and $41,090,088 Pro Forma Combined)		29,498,910	41,090,088	(29,498,910)		41,090,088

						Total Investments in Securities
						(Cost $396,542,805, $1,643,634,924 and $2,040,177,729 Pro Forma Combined)*	100.0%	$498,568,406	$1,797,409,500	$-		$2,295,977,906
						Other Assets and Liabilities - Net	-	16,506,074	(17,158,247)	-		(652,173)
						Net Assets	100.0%	$515,074,480	$1,780,251,253	$-		$2,295,325,733

					†	Unless otherwise indicated, principal amount is shown in USD.
					††	Rate shown is the 7-day yield as of December 31, 2014.
					#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
					@	Non-income producing security.
					&	Payment-in-kind
					ADR	American Depositary Receipt
					±	Defaulted security

					*	Cost for federal income tax purposes is:		$397,212,187	$1,644,063,254	$-		$2,041,275,441
						Net unrealized appreciation consists of:
						Gross Unrealized Appreciation		$129,680,542	$182,815,156	$-		$312,495,698
						Gross Unrealized Depreciation		(28,324,323)	(29,468,910)	-		(57,793,233)
						Net Unrealized Appreciation		$101,356,219	$153,346,246	$-		$254,702,465

15

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of December 31,2014 in valuing the assets and liabilities:

	Franklin Portfolio	Large Cap Value Portfolio	Pro Forma adjustments		Large Cap Value Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$350,444,850	$1,797,409,500	$148,123,556	(A)	$2,295,977,906
Level 2 - Other Significant Observable Inputs #	144,293,932	-	(144,293,932)	(A)	-
Level 3 - Significant Unobservable Inputs	3,829,624	-	(3,829,624)	(A)	-
Total Investments, at value	$498,568,406	$1,797,409,500	$-		$2,295,977,906

Other Financial Instruments+
Level 1 - Quoted Prices	$-	$-	$-		$-
Level 2 - Other Significant Observable Inputs	3,992,752	-	(3,992,752)	(A)	-
Level 3 - Significant Unobservable Inputs	-	-			-
Total Assets	$3,992,752	$-	$(3,992,752)		$-

Liabilities Table
Other Financial Instruments+
Level 1 - Quoted Prices	$-	$-	$-		$-
Level 2 - Other Significant Observable Inputs	(377,826)	-	377,826	(A)	-
Level 3 - Significant Unobservable Inputs	-	-	-		-
Total Liabilities	$(377,826)	$-	$377,826		$-

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and includes open forward foreign currency contracts. Forward foreign currency contracts are valued at the unrealized gain (loss) on the instrument. See forward foreign currency contracts tables below for additional information.

(A) Reflects adjustments related to portfolio transitioning.

At December 31, 2014, the following forward foreign currency contracts were outstanding for VY® Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	11,421	Buy	01/20/15	$14,224	$13,822	($402)
Bank of America	Swiss Franc	4,519	Buy	02/12/15	4,643	4,549	(94)
Bank of America	Swiss Franc	10,444	Buy	02/12/15	10,827	10,512	(315)
Bank of America	British Pound	34,421	Buy	02/19/15	53,871	53,629	(242)
Bank of America	British Pound	70,676	Buy	02/19/15	110,353	110,114	(239)
Bank of America	Swiss Franc	52,700	Buy	02/12/15	53,940	53,045	(895)
Bank of America	Swiss Franc	82,150	Buy	02/12/15	85,391	82,688	(2,703)
Barclays Bank PLC	British Pound	12,982	Buy	02/19/15	20,620	20,226	(394)

16

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	71,193	Buy	02/19/15	113,280	110,920	(2,360)
Barclays Bank PLC	British Pound	178,776	Buy	02/19/15	289,317	278,537	(10,780)
Bank of America	South Korean Won	119,396,000	Buy	02/12/15	111,585	108,937	(2,648)
Bank of America	South Korean Won	38,985,198	Buy	02/12/15	36,208	35,570	(638)
Bank of America	British Pound	71,407	Buy	02/19/15	113,612	111,254	(2,358)
Bank of America	British Pound	71,193	Buy	02/19/15	113,190	110,921	(2,269)
Bank of America	British Pound	322,584	Buy	02/19/15	521,956	502,592	(19,364)
Bank of America	British Pound	25,690	Buy	02/19/15	41,220	40,025	(1,195)
Bank of America	Swiss Franc	5,200	Buy	02/12/15	5,678	5,234	(444)
Bank of America	British Pound	128,397	Buy	02/19/15	213,961	200,045	(13,916)
Credit Suisse Group AG	EU Euro	13,361	Buy	01/20/15	16,490	16,170	(320)
Credit Suisse Group AG	EU Euro	13,820	Buy	01/20/15	17,162	16,726	(436)
Credit Suisse Group AG	EU Euro	32,149	Buy	01/20/15	40,389	38,910	(1,479)
Credit Suisse Group AG	British Pound	34,421	Buy	02/19/15	53,623	53,629	6
Credit Suisse Group AG	Swiss Franc	113,100	Buy	02/12/15	115,767	113,841	(1,926)
Credit Suisse Group AG	Swiss Franc	9,753	Buy	02/12/15	10,298	9,817	(481)
Credit Suisse Group AG	Swiss Franc	11,538	Buy	02/12/15	12,198	11,613	(585)
Credit Suisse Group AG	Swiss Franc	36,013	Buy	02/12/15	38,273	36,250	(2,023)
Credit Suisse Group AG	Swiss Franc	16,612	Buy	02/12/15	17,438	16,721	(717)
Credit Suisse Group AG	British Pound	343,600	Buy	02/19/15	554,027	535,336	(18,691)
Credit Suisse Group AG	British Pound	64,912	Buy	02/19/15	103,424	101,134	(2,290)
Credit Suisse Group AG	British Pound	236,522	Buy	02/19/15	379,601	368,506	(11,095)
Credit Suisse Group AG	British Pound	51,381	Buy	02/19/15	82,445	80,052	(2,393)
Credit Suisse Group AG	British Pound	110,543	Buy	02/19/15	176,174	172,228	(3,946)
Credit Suisse Group AG	British Pound	154,903	Buy	02/19/15	250,886	241,342	(9,544)
Credit Suisse Group AG	British Pound	23,458	Buy	02/19/15	37,970	36,548	(1,422)
Credit Suisse Group AG	British Pound	94,892	Buy	02/19/15	153,591	147,844	(5,747)
Credit Suisse Group AG	Swiss Franc	11,740	Buy	02/12/15	12,544	11,817	(727)
Deutsche Bank AG	EU Euro	41,461	Buy	01/20/15	51,529	50,179	(1,350)
Deutsche Bank AG	EU Euro	22,844	Buy	01/20/15	28,466	27,648	(818)
Deutsche Bank AG	Swiss Franc	7,410	Buy	02/12/15	7,690	7,459	(231)
Deutsche Bank AG	Swiss Franc	90,710	Buy	02/12/15	93,733	91,305	(2,428)
Deutsche Bank AG	Swiss Franc	24,600	Buy	02/12/15	25,178	24,762	(416)
Deutsche Bank AG	Swiss Franc	39,320	Buy	02/12/15	40,465	39,578	(887)
Deutsche Bank AG	British Pound	358,840	Buy	02/19/15	562,423	559,081	(3,342)

17

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	6,936	Buy	02/12/15	7,337	6,981	(356)
Deutsche Bank AG	British Pound	471,809	Buy	02/19/15	760,510	735,088	(25,422)
Deutsche Bank AG	British Pound	18,645	Buy	02/19/15	29,728	29,049	(679)
Deutsche Bank AG	British Pound	71,193	Buy	02/19/15	113,213	110,920	(2,293)
Deutsche Bank AG	British Pound	153,483	Buy	02/19/15	246,557	239,130	(7,427)
Deutsche Bank AG	British Pound	189,784	Buy	02/19/15	307,241	295,687	(11,554)
Deutsche Bank AG	British Pound	410,669	Buy	02/19/15	670,693	639,830	(30,863)
Deutsche Bank AG	Swiss Franc	11,887	Buy	02/12/15	12,765	11,965	(800)
Deutsche Bank AG	Swiss Franc	2,962	Buy	02/12/15	3,176	2,981	(195)
HSBC Bank PLC	South Korean Won	142,441,772	Buy	02/12/15	129,658	129,964	306
HSBC Bank PLC	South Korean Won	68,716,472	Buy	02/12/15	62,384	62,696	312
HSBC Bank PLC	South Korean Won	87,555,700	Buy	02/12/15	79,150	79,886	736
HSBC Bank PLC	South Korean Won	137,242,112	Buy	02/12/15	124,528	125,220	692
HSBC Bank PLC	South Korean Won	189,572,909	Buy	02/12/15	173,633	172,966	(667)
HSBC Bank PLC	South Korean Won	13,714,802	Buy	02/12/15	12,738	12,514	(224)
HSBC Bank PLC	South Korean Won	61,359,800	Buy	02/12/15	57,223	55,985	(1,238)
HSBC Bank PLC	South Korean Won	20,480,546	Buy	02/12/15	19,281	18,686	(595)
HSBC Bank PLC	EU Euro	24,050	Buy	01/20/15	29,863	29,107	(756)
HSBC Bank PLC	EU Euro	27,640	Buy	01/20/15	34,338	33,452	(886)
HSBC Bank PLC	EU Euro	22,843	Buy	01/20/15	28,453	27,646	(807)
HSBC Bank PLC	British Pound	52,000	Buy	02/19/15	80,878	81,017	139
HSBC Bank PLC	Swiss Franc	4,519	Buy	02/12/15	4,672	4,549	(123)
HSBC Bank PLC	British Pound	70,676	Buy	02/19/15	110,334	110,114	(220)
HSBC Bank PLC	British Pound	54,261	Buy	02/19/15	85,178	84,540	(638)
HSBC Bank PLC	British Pound	37,980	Buy	02/19/15	60,383	59,173	(1,210)
HSBC Bank PLC	British Pound	595,657	Buy	02/19/15	955,975	928,045	(27,930)
HSBC Bank PLC	British Pound	143,222	Buy	02/19/15	232,620	223,143	(9,477)
State Street Bank	EU Euro	1,887	Buy	01/20/15	2,343	2,284	(59)
State Street Bank	EU Euro	41,460	Buy	01/20/15	51,549	50,179	(1,370)
State Street Bank	EU Euro	22,844	Buy	01/20/15	28,458	27,648	(810)
State Street Bank	British Pound	50,220	Buy	02/19/15	78,086	78,244	158
State Street Bank	British Pound	15,567	Buy	02/19/15	24,214	24,254	40
State Street Bank	Swiss Franc	8,336	Buy	02/12/15	8,681	8,391	(290)
State Street Bank	British Pound	81,391	Buy	02/19/15	127,827	126,809	(1,018)
State Street Bank	Swiss Franc	149,000	Buy	02/12/15	153,997	149,977	(4,020)
State Street Bank	Swiss Franc	78,731	Buy	02/12/15	81,571	79,247	(2,324)
State Street Bank	Swiss Franc	1,971	Buy	02/12/15	2,042	1,984	(58)

18

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Swiss Franc	99,000	Buy	02/12/15	103,657	99,649	(4,008)
State Street Bank	British Pound	271,750	Buy	02/19/15	434,738	423,393	(11,345)
State Street Bank	Swiss Franc	10,520	Buy	02/12/15	11,058	10,588	(470)
State Street Bank	British Pound	9,582	Buy	02/19/15	15,273	14,929	(344)
State Street Bank	British Pound	273,142	Buy	02/19/15	437,476	425,562	(11,914)
State Street Bank	British Pound	211,500	Buy	02/19/15	338,565	329,522	(9,043)
State Street Bank	British Pound	258,855	Buy	02/19/15	416,789	403,301	(13,488)
State Street Bank	British Pound	131,743	Buy	02/19/15	213,437	205,258	(8,179)
State Street Bank	British Pound	191,335	Buy	02/19/15	310,357	298,103	(12,254)
State Street Bank	British Pound	240,360	Buy	02/19/15	391,362	374,487	(16,875)
State Street Bank	British Pound	148,800	Buy	02/19/15	248,489	231,834	(16,655)
							($371,045)

Bank of America	South Korean Won	102,696,655	Sell	02/12/15	92,787	93,700	(913)
Bank of America	South Korean Won	65,194,793	Sell	02/12/15	58,460	59,483	(1,023)
Bank of America	British Pound	186,951	Sell	02/19/15	292,201	291,273	928
Bank of America	EU Euro	2,759,063	Sell	05/18/15	3,445,242	3,343,018	102,224
Barclays Bank PLC	EU Euro	7,373	Sell	01/20/15	9,247	8,923	324
Bank of America	British Pound	220,919	Sell	02/19/15	345,039	344,197	842
Bank of America	EU Euro	6,813	Sell	01/20/15	8,538	8,246	292
Bank of America	EU Euro	126,145	Sell	01/20/15	161,046	152,673	8,373
Bank of America	EU Euro	31,312	Sell	01/20/15	39,917	37,896	2,021
Bank of America	EU Euro	27,595	Sell	01/20/15	35,027	33,398	1,629
Bank of America	EU Euro	12,790	Sell	01/20/15	16,199	15,479	720
Bank of America	South Korean Won	60,870,272	Sell	02/12/15	55,650	55,538	112
Bank of America	British Pound	89,307	Sell	02/19/15	141,690	139,143	2,547
Bank of America	South Korean Won	27,737,137	Sell	02/12/15	25,759	25,307	452
Bank of America	South Korean Won	53,355,857	Sell	02/12/15	50,815	48,682	2,133
Bank of America	Swiss Franc	35,641	Sell	02/12/15	37,266	35,874	1,392
Bank of America	EU Euro	5,970	Sell	01/20/15	7,753	7,225	528
Bank of America	EU Euro	10,143	Sell	01/20/15	13,171	12,276	895
Bank of America	EU Euro	9,664	Sell	01/20/15	12,741	11,697	1,044
Bank of America	EU Euro	3,513	Sell	01/20/15	4,641	4,252	389
Bank of America	EU Euro	210,796	Sell	01/20/15	280,340	255,125	25,215
Bank of America	South Korean Won	142,579,255	Sell	02/12/15	138,332	130,089	8,243
Bank of America	Swiss Franc	18,686	Sell	02/12/15	20,585	18,808	1,777

19

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	South Korean Won	54,844,336	Sell	02/12/15	53,470	50,040	3,430
Bank of America	South Korean Won	54,844,336	Sell	02/12/15	53,470	50,040	3,430
Bank of America	South Korean Won	283,533,897	Sell	02/12/15	275,623	258,695	16,928
Bank of America	South Korean Won	114,477,570	Sell	02/12/15	110,255	104,449	5,806
Bank of America	South Korean Won	461,756,719	Sell	02/12/15	445,593	421,306	24,287
Bank of America	South Korean Won	345,038,083	Sell	02/12/15	332,220	314,812	17,408
Bank of America	Swiss Franc	1,219,766	Sell	02/12/15	1,351,317	1,227,762	123,555
Bank of America	South Korean Won	84,268,254	Sell	02/12/15	81,090	76,887	4,203
Bank of America	British Pound	8,319,253	Sell	02/19/15	13,860,707	12,961,568	899,139
Bank of America	EU Euro	1,434,074	Sell	01/20/15	1,952,270	1,735,647	216,623
Credit Suisse Group AG	EU Euro	21,083	Sell	01/20/15	26,207	25,517	690
Credit Suisse Group AG	EU Euro	7,228	Sell	01/20/15	9,035	8,748	287
Credit Suisse Group AG	Swiss Franc	17,587	Sell	02/12/15	18,199	17,703	496
Credit Suisse Group AG	EU Euro	13,625	Sell	01/20/15	17,079	16,491	588
Credit Suisse Group AG	EU Euro	12,790	Sell	01/20/15	16,198	15,479	719
Credit Suisse Group AG	British Pound	89,307	Sell	02/19/15	142,199	139,142	3,057
Credit Suisse Group AG	Swiss Franc	4,837	Sell	02/12/15	5,030	4,868	162
Credit Suisse Group AG	South Korean Won	69,323,523	Sell	02/12/15	64,397	63,251	1,146
Credit Suisse Group AG	British Pound	228,872	Sell	02/19/15	362,389	356,587	5,802
Credit Suisse Group AG	British Pound	83,177	Sell	02/19/15	132,016	129,591	2,425
Credit Suisse Group AG	EU Euro	16,286	Sell	01/20/15	21,165	19,711	1,454
Credit Suisse Group AG	EU Euro	5,181	Sell	01/20/15	6,759	6,271	488
Credit Suisse Group AG	EU Euro	2,507	Sell	01/20/15	3,313	3,035	278
Credit Suisse Group AG	EU Euro	2,669	Sell	01/20/15	3,545	3,230	315
Credit Suisse Group AG	EU Euro	56,552	Sell	05/18/15	70,311	68,521	1,790
Credit Suisse Group AG	South Korean Won	137,361,178	Sell	02/12/15	133,646	125,328	8,318
Credit Suisse Group AG	Swiss Franc	15,750	Sell	02/12/15	17,470	15,853	1,617
Credit Suisse Group AG	South Korean Won	137,222,110	Sell	02/12/15	133,680	125,202	8,478
Credit Suisse Group AG	EU Euro	46,622	Sell	05/18/15	58,468	56,490	1,978
Credit Suisse Group AG	South Korean Won	570,333,933	Sell	02/12/15	551,247	520,372	30,875
Credit Suisse Group AG	South Korean Won	285,952,742	Sell	02/12/15	275,637	260,903	14,734
Credit Suisse Group AG	South Korean Won	490,745,290	Sell	02/12/15	473,442	447,755	25,687
Credit Suisse Group AG	South Korean Won	86,539,699	Sell	02/12/15	83,549	78,959	4,590
Credit Suisse Group AG	South Korean Won	431,297,603	Sell	02/12/15	415,275	393,515	21,760
Credit Suisse Group AG	EU Euro	2,759,063	Sell	05/18/15	3,445,228	3,343,018	102,210
Credit Suisse Group AG	South Korean Won	336,908,242	Sell	02/12/15	324,358	307,394	16,964

20

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	8,319,253	Sell	02/19/15	13,864,035	12,961,568	902,467
Deutsche Bank AG	EU Euro	34,165	Sell	01/20/15	42,495	41,350	1,145
Deutsche Bank AG	Swiss Franc	19,077	Sell	02/12/15	19,807	19,202	605
Deutsche Bank AG	British Pound	139,411	Sell	02/19/15	218,022	217,206	816
Deutsche Bank AG	EU Euro	10,764	Sell	01/20/15	13,489	13,027	462
Deutsche Bank AG	EU Euro	31,312	Sell	01/20/15	39,872	37,897	1,975
Deutsche Bank AG	British Pound	373,308	Sell	02/19/15	583,775	581,622	2,153
Deutsche Bank AG	British Pound	45,140	Sell	02/19/15	70,718	70,329	389
Deutsche Bank AG	Swiss Franc	6,660	Sell	02/12/15	6,921	6,704	217
Deutsche Bank AG	EU Euro	20,821	Sell	01/20/15	26,902	25,200	1,702
Deutsche Bank AG	EU Euro	10,362	Sell	01/20/15	13,507	12,541	966
Deutsche Bank AG	EU Euro	17,493	Sell	01/20/15	22,977	21,171	1,806
Deutsche Bank AG	EU Euro	1,757	Sell	01/20/15	2,321	2,126	195
Deutsche Bank AG	EU Euro	25,070	Sell	01/20/15	33,126	30,342	2,784
Deutsche Bank AG	EU Euro	22,011	Sell	05/18/15	27,134	26,670	464
Deutsche Bank AG	Swiss Franc	18,603	Sell	02/12/15	20,321	18,725	1,596
Deutsche Bank AG	Swiss Franc	10,662	Sell	02/12/15	11,714	10,732	982
Deutsche Bank AG	EU Euro	56,552	Sell	05/18/15	70,341	68,522	1,819
Deutsche Bank AG	EU Euro	93,243	Sell	05/18/15	116,975	112,978	3,997
Deutsche Bank AG	EU Euro	2,759,063	Sell	05/18/15	3,445,214	3,343,018	102,196
HSBC Bank PLC	South Korean Won	85,161,235	Sell	02/12/15	76,992	77,701	(709)
HSBC Bank PLC	South Korean Won	101,928,348	Sell	02/12/15	91,252	92,999	(1,747)
HSBC Bank PLC	South Korean Won	60,881,403	Sell	02/12/15	55,650	55,548	102
HSBC Bank PLC	South Korean Won	25,395,692	Sell	02/12/15	24,184	23,171	1,013
HSBC Bank PLC	South Korean Won	141,689,872	Sell	02/12/15	137,831	129,278	8,553
HSBC Bank PLC	South Korean Won	419,613,753	Sell	02/12/15	407,234	382,855	24,379
HSBC Bank PLC	South Korean Won	213,960,674	Sell	02/12/15	207,568	195,218	12,350
HSBC Bank PLC	South Korean Won	211,983,271	Sell	02/12/15	206,194	193,413	12,781
HSBC Bank PLC	South Korean Won	322,365,908	Sell	02/12/15	314,197	294,126	20,071
HSBC Bank PLC	South Korean Won	319,547,273	Sell	02/12/15	311,379	291,554	19,825
HSBC Bank PLC	South Korean Won	331,460,426	Sell	02/12/15	322,448	302,424	20,024
HSBC Bank PLC	South Korean Won	233,635,343	Sell	02/12/15	227,117	213,168	13,949
HSBC Bank PLC	South Korean Won	95,809,191	Sell	02/12/15	93,136	87,416	5,720
HSBC Bank PLC	South Korean Won	77,867,048	Sell	02/12/15	75,169	71,046	4,123
HSBC Bank PLC	South Korean Won	225,177,010	Sell	02/12/15	216,824	205,451	11,373
HSBC Bank PLC	South Korean Won	55,162,930	Sell	02/12/15	53,133	50,330	2,803

21

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	EU Euro	20,387	Sell	01/20/15	25,168	24,674	494
HSBC Bank PLC	Swiss Franc	11,641	Sell	02/12/15	11,834	11,717	117
HSBC Bank PLC	EU Euro	8,955	Sell	01/20/15	11,152	10,838	314
HSBC Bank PLC	British Pound	231,622	Sell	02/19/15	364,480	360,871	3,609
HSBC Bank PLC	EU Euro	6,813	Sell	01/20/15	8,576	8,246	330
HSBC Bank PLC	British Pound	188,391	Sell	02/19/15	294,141	293,518	623
HSBC Bank PLC	EU Euro	31,313	Sell	01/20/15	39,900	37,898	2,002
HSBC Bank PLC	EU Euro	27,595	Sell	01/20/15	34,996	33,398	1,598
HSBC Bank PLC	EU Euro	12,790	Sell	01/20/15	16,203	15,479	724
HSBC Bank PLC	British Pound	89,307	Sell	02/19/15	141,659	139,142	2,517
HSBC Bank PLC	EU Euro	20,821	Sell	01/20/15	26,942	25,200	1,742
HSBC Bank PLC	EU Euro	48,856	Sell	01/20/15	63,457	59,130	4,327
HSBC Bank PLC	EU Euro	25,070	Sell	01/20/15	33,133	30,342	2,791
HSBC Bank PLC	EU Euro	42,165	Sell	05/18/15	52,487	51,089	1,398
HSBC Bank PLC	EU Euro	56,552	Sell	05/18/15	70,389	68,522	1,867
State Street Bank	EU Euro	5,371	Sell	01/20/15	6,602	6,500	102
State Street Bank	British Pound	109,389	Sell	02/19/15	170,493	170,430	63
State Street Bank	EU Euro	13,625	Sell	01/20/15	17,067	16,490	577
State Street Bank	EU Euro	66,780	Sell	01/20/15	84,633	80,823	3,810
State Street Bank	British Pound	584,353	Sell	02/19/15	914,637	910,434	4,203
State Street Bank	Swiss Franc	4,014	Sell	02/12/15	4,175	4,040	135
State Street Bank	British Pound	166,354	Sell	02/19/15	263,702	259,183	4,519
State Street Bank	EU Euro	3,318	Sell	01/20/15	4,300	4,015	285
State Street Bank	EU Euro	65,143	Sell	01/20/15	84,562	78,842	5,720
State Street Bank	EU Euro	40,265	Sell	01/20/15	53,134	48,732	4,402
State Street Bank	EU Euro	25,070	Sell	01/20/15	33,130	30,342	2,788
State Street Bank	EU Euro	289,656	Sell	01/20/15	385,237	350,568	34,669
State Street Bank	EU Euro	42,164	Sell	05/18/15	52,474	51,088	1,386
State Street Bank	Swiss Franc	170,970	Sell	02/12/15	187,850	172,091	15,759
State Street Bank	British Pound	609,450	Sell	02/19/15	1,011,900	949,535	62,365
State Street Bank	British Pound	8,339,782	Sell	02/19/15	13,899,081	12,993,553	905,528
							$3,985,971
22

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya Franklin Mutual Shares Portfolio (“Franklin Mutual Shares Portfolio”) and Voya Large Cap Value Portfolio (“Large Cap Value Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated March 12, 2015 (the “Plan”) whereby, subject to approval by the shareholders of Franklin Mutual Shares Portfolio, Large Cap Value Portfolio will acquire all of the assets of Franklin Mutual Shares Portfolio, subject to the liabilities of such Portfolio, in exchange for Large Cap Value Portfolio issuing shares of such Portfolio to shareholders of Franklin Mutual Shares Portfolio in a number equal in value to net assets of Franklin Mutual Shares Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Large Cap Value Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Franklin Mutual Shares Portfolio and Large Cap Value Portfolio at December 31, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of Franklin Mutual Shares Portfolio and Large Cap Value Portfolio for the twelve-months ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Franklin Mutual Shares Portfolio and Large Cap Value Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Franklin Mutual Shares Portfolio and Large Cap Value Portfolio as of December 31, 2014.

This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of Franklin Mutual Shares Portfolio and the purchase of assets Large Cap Value Portfolio may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Large Cap Value Portfolio for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

The net asset value (“NAV”) per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the mean between the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

23

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Large Cap Value Portfolio issued in connection with the proposed acquisition of Franklin Mutual Shares Portfolio by Large Cap Value Portfolio as of December 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Franklin Mutual Shares Portfolio by the respective class net asset value per share of Large Cap Value Portfolio.

Note 4 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 5 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $154,800. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $197,200. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

24

  3 EASY WAYS TO VOTE YOUR PROXY 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 28, 2015. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY VY® FRANKLIN MUTUAL SHARES PORTFOLIO THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization by and between VY® Franklin Mutual Shares Portfolio ("Franklin Portfolio") and Voya Large Cap Value Portfolio ("Large Cap Value Portfolio"), providing for the reorganization of Franklin Portfolio with and into Large Cap Value Portfolio (the "Reorganization"); and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

  Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on July 28, 2015. The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on July 28, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Voya Investors Trust

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence, and/or by reason of reckless disregard.

The Trust has a management agreement with Voya Investments, LLC (“Voya Investments”) with respect to Voya Global Perspectives Portfolio and VY® Clarion Global Real Estate Portfolio. Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16.	EXHIBITS

(1)	(a)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(b)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(c)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(d)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(e)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

1

(f)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(g)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(h)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(i)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(j)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(k)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(l)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(m)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(n)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(o)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(p)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(r)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(s)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(t)	Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(u)	Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(v)	Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(w)	Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

2

(x)	Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(y)	Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(aa)	Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(bb)	Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(cc)	Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(dd)	Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ee)	Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(ff)	Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(gg)	Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(hh)	Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(ii)	Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(jj)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

3

(kk)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(ll)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(mm)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(nn)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(oo)	Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40)

(pp)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 (42)

(qq)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 (42)

(rr)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 (42)

(ss)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 (42)

(tt)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 (42)

(uu)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 (42)

(vv)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 (42)

(xx)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 (42)

(yy)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust , Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 (42)

(zz)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 (42)

(aaa)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 (42)

(bbb)	Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008 (43)

(ccc)	Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008 (43)

(ddd)	Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) dated September 11, 2008 (44)

4

(eee)	Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009 (45)

(fff)	Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 (45)

(ggg)	Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009 (45)

(hhh)	Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009 (45)

(iii)	Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009 (46)

(jjj)	Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (46)

(kkk)	Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio (46)

(lll)	Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio (47)

(mmm)	Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio (47)

(nnn)	Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 (47)

(ooo)	Amendment #58 dated October 26, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING LifeStyle Portfolios (48)

(ppp)	Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(qqq)	Amendment #59 dated November 27, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the designation of Adviser Class shares for ING Van Kampen Global Tactical Allocation Portfolio (48)

(rrr)	Amendment #60 dated March 22, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the establishment of ING DFA Global Allocation Portfolio (48)

(sss)	Amendment #61 dated March 25, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING T. Rowe Price Personal Strategy Growth Portfolio (48)

5

(ttt)	Amendment #62 dated April 30, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio (48)

(uuu)	Amendment #63 effective May 27, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the Service 2 Class of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio (49)

(vvv)	Amendment #64 effective June 14, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio (49)

(www)	Amendment #65 effective August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio (49)

(xxx)	Amendment #66 dated August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING Wells Fargo Small Cap Disciplined Portfolio (49)

(yyy)	Amendment #67 effective November 12, 2010 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish two additional series ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio (49)

(zzz)	Amendment #68 effective January 21, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio (50)

(aaaa)	Amendment #69 dated January 24, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING American Funds Growth-Income Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio (50)

(bbbb)	Amendment #70 effective April 29, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio (50)

(cccc)	Amendment #71 effective July 1, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio (51)

(dddd)	Amendment #72 effective July 15, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio and Institutional Class shares of ING Morgan Stanley Global Franchise Portfolios (51)

(eeee)	Amendment #73 effective November 17, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio (51)

(ffff)	Amendment #74 effective December 5, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of shares of ING Core Growth and Income Portfolio (51)

6

(gggg)	Amendment #75 effective July 20, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING American Funds Bond Portfolio to ING Bond Portfolio (53)

(hhhh)	Amendment #76 effective July 23, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds Growth Portfolio and ING Artio Foreign Portfolio (53)

(iiii)	Amendment #77 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the establishment of ING Global Perspectives Portfolio (54)

(jjjj)	Amendment #78 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Oppenheimer Active Allocation Portfolio (54)

(kkkk)	Amendment #79 effective April 30, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Invesco Van Kampen Growth and Income Portfolio to ING Invesco Growth and Income Portfolio (54)

(llll)	Amendment #80 effective May 1, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core Portfolio (54)

(mmmm)	Amendment #81 effective June 17, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of Service 2 Class of ING Pioneer Mid Cap Value Portfolio (55)

(nnnn)	Amendment #82 dated September 9, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING Pioneer Mid Cap Value Portfolio (55)

(oooo)	Amendment #83 dated December 12, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING DFA Global Allocation Portfolio (55)

(pppp)	Amendment #84 dated December 12, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding abolition of series of ING Goldman Sachs Commodity Strategy Portfolio (55)

(qqqq)	Amendment #85 effective February 5, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING PIMCO High Yield Portfolio to ING High Yield Portfolio (55)

(rrrr)	Amendment #86 effective February 5, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING PIMCO Total Return Bond Portfolio to ING Total Return Bond Portfolio (55)

(ssss)	Amendment #87 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds Asset Allocation Portfolio (55)

(tttt)	Amendment #88 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds International Portfolio (55)

(uuuu)	Amendment #89 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds World Allocation Portfolio (55)

7

(vvvv)	Amendment #90 dated March 17, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Bond Portfolio (55)

(wwww)	Amendment #91 dated March 24, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Total Return Bond Portfolio (55)

(xxxx)	Amendment #92 effective May 1, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (change of name of Registrant and its Series) (55)

(yyyy)	Amendment #93 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® BlackRock Health Sciences Opportunities Portfolio (56)

(zzzz)	Amendment #94 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® BlackRock Large Cap Growth Portfolio (56)

(aaaaa)	Amendment #95 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® Marsico Growth Portfolio (56)

(bbbbb)	Amendment #96 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® MFS Total Return Portfolio (56)

(ccccc)	Amendment #97 dated July 21, 2014 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of VY® MFS Utilities Portfolio (56)

(2)	By-laws (1)

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization between VY® Franklin Mutual Shares Portfolio, a series of Voya Investors Trust, and Voya Large Cap Growth Portfolio, a series of Voya Investors Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	Instruments Defining Rights of Security Holders (1)

(6)	(a)	(1)	Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC (Unified Fee Portfolios) (57)

(i)	Letter Agreement, dated November 18, 2014 to reduce the annual investment management fee for Voya High Yield Portfolio for the period from November 18, 2014 through May 1, 2016 (57)

(ii)	Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for VY® T. Rowe Price Equity Income Portfolio for the period from May 1, 2015 through May 1, 2016 (57)

(iii)	Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for Voya Multi-Manager Large Cap Core Portfolio for the period from May 1, 2015 through May 1, 2016 with regards to Columbia Management Investment Advisers, LLC (57)

(2)	Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Voya Investments, LLC with regards to Voya Global Perspectives Portfolio (57)

(3)	Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with regards to Voya Global Perspectives Portfolio – Filed herein.

8

(4)	Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Voya Investments, LLC with respect to VY® Clarion Global Real Estate Portfolio (57)

(5)	Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with respect to VY® Clarion Global Real Estate Portfolio – Filed herein.

(i)	Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for VY® Clarion Global Real Estate Portfolio for the period from May 1, 2015 through May 1, 2016 (57)

(6)	Investment Management Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC (Traditional Fee Portfolios) (57)

(7)	Management Agreement dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Directed Services LLC (Traditional Fee Portfolios) – Filed herein.

(i)	Waiver letter dated May 1, 2015 to waive a portion of the investment management fee for VY® BlackRock Inflation Protected Bond Portfolio for the period from May 1, 2015 through May 1, 2016 (57)

(ii)	Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for VY® Clarion Real Estate Portfolio for the period from May 1, 2015 through May 1, 2016 (57)

(iii)	Waiver letter dated May 1, 2015 to waive a portion of the investment management fee for VY® Franklin Templeton Founding Strategy Portfolio for the period from May 1, 2015 through January 1, 2017 (57)

(iv)	Letter Agreement, dated May 1, 2015 to reduce the annual investment management fee for Voya Large Cap Value Portfolio for the period from May 1, 2015 through May 1, 2017 (57)

(b)	Portfolio Management Agreements

(1)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and BlackRock Financial Management, Inc. with respect to VY® BlackRock Inflation Protected Bond Portfolio (57)

(2)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Columbia Management Investment Advisers, LLC with respect to Voya Multi-Manager Large Cap Core Portfolio – Filed herein.

(3)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and CBRE Clarion Securities LLC with respect to VY® Clarion Global Real Estate Portfolio (57)

(4)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and CBRE Clarion Securities LLC with respect to VY® Clarion Real Estate Portfolio (57)

(5)	Portfolio Management Agreement dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Fidelity Management & Research Company (56)

(6)	Sub-Sub-Advisory Agreement dated October 1, 2014, between FMR Co., Inc. and Fidelity Management & Research Company (57)

9

(7)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Franklin Advisers, Inc. with respect to VY® Franklin Income Portfolio (57)

(8)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC with respect to Voya Large Cap Growth Portfolio and Voya Large Cap Value Portfolio (57)

(9)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC with respect to Voya Retirement Portfolios (57)

(10)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Voya Investment Management, Co. LLC (57)

(11)	Portfolio Management Agreement, November 18, 2014 between Voya Investors Trust, Directed Services LLC and Invesco Advisers, Inc. (56)

(12)	Portfolio Management Agreement, November 18, 2014, between Voya Investors Trust, Directed Services LLC and J.P. Morgan Investment Management Inc. (56)

(13)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and The London Company of Virginia, LLC. with respect to Voya Multi-Manager Large Cap Core Portfolio – Filed herein.

(14)	Portfolio Management Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Morgan Stanley Investment Management Inc. with regards to VY® Morgan Stanley Global Franchise Portfolio (57)

(15)	Sub-Advisory Agreement, effective May 7, 2013, between Morgan Stanley Investment Management, Inc. and Morgan Stanley Investment Management Limited with regards to VY® Morgan Stanley Global Franchise Portfolio (55)

(16)	Delegation Agreement, dated May 7, 2013, between Morgan Stanley Investment Management, Inc. and Morgan Stanley Investment Management Company with regards to VY® Morgan Stanley Global Franchise Portfolio (55)

(17)	Portfolio Management Agreement, dated November 18, 2014 between Voya Investors Trust, Directed Services, LLC and Templeton Global Advisors Limited (57)

(18)	Portfolio Management Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services, LLC and T. Rowe Price Associates, Inc. (57)

(19)	Investment Sub-Advisory Agreement, dated May 7, 2013, between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD with respect to VY® T. Rowe Price International Stock Portfolio (55)

(20)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Voya Investments, LLC and Voya Investment Management, Co. LLC with respect to Voya Global Perspectives Portfolio (57)

(21)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Franklin Mutual Advisers, LLC with respect to VY® Franklin Mutual Shares Portfolio (57)

(22)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC, and Dimensional Fund Advisors LP (57)

10

(23)	Sub-Advisory Agreement, dated May 7, 2013, between Voya Investors Trust, Directed Services LLC and BlackRock Advisors, LLC with respect to VY® BlackRock Health Sciences Opportunities Portfolio (55)

(24)	Sub-Advisory Agreement, dated May 7, 2013, between Voya Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC with respect to VY® BlackRock Large Cap Growth Portfolio (55)

(25)	Portfolio Management Agreement, dated May 7, 2013, between Voya Investors Trust, Directed Services LLC and Marsico Capital Management, LLC (55)

(26)	Portfolio Management Agreement, dated May 7, 2013, between Voya Investors Trust, Directed Services LLC and Massachusetts Financial Services Company (55)

(7)	(a)	(1)	Distribution Agreement, dated November 18, 2014, between Voya Investors Trust and Voya Investments Distributor, LLC (57)

(8)	Not Applicable

(9)	(a)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon (19)

(i)	Amended Exhibit A, dated February 9, 2015, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (57)

(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York Mellon (20)

(i)	Amended Exhibit A, dated February 9, 2015, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (57)

(3)	Fund Accounting Agreement, dated January 6, 2003, with Bank of New York Mellon (22)

(i)	Amended Exhibit A, dated February 9, 2015, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon (57)

(10)	(a)	(1)	Third Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class shares, dated September 12, 2014 (57)

(i)	Waiver Letter dated May 1, 2015 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Third Amended and Restated Distribution Plan for Service 2 Class Shares from May 1, 2015 through May 1, 2016 (57)

(ii)	Waiver Letter dated May 1, 2016 to Voya Investors Trust from Voya Investments Distributor, LLC regarding the reduction in fee in the amount equal to 0.10% per annum payable under the Voya Investors Trust Third Amended and Restated Distribution Plan for Service 2 Class Shares of Voya Large Cap Value Portfolio from May 1, 2016 through May 1, 2017 (57)

(iii)	Waiver Letter dated May 1, 2014 to Voya Investors Trust from Voya Investments Distributor, LLC regarding the reduction in fee in the amount equal to 0.15% per annum payable under the Voya Investors Trust Second Amended and Restated Distribution Plan for Service 2 Class Shares of Voya Large Cap Growth Portfolio from May 1, 2014 through May 1, 2016 (55)

(b)	(1)	Fourth Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares dated September 12, 2014 (57)

11

(i)	Waiver Letter dated May 1, 2015 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Fourth Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares from May 1, 2015 through May 1, 2016 (57)

(ii)	Waiver Letter dated May 1, 2015 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee payable under the Voya Investors Trust Fourth Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya U.S. Stock Index Portfolio from May 1, 2015 through May 1, 2016 (57)

(iii)	Waiver Letter dated May 1, 2016 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee in the amount equal to 0.15% per annum payable under the Voya Investors Trust Fourth Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya Large Cap Value Portfolio from May 1, 2016 through May 1, 2017 (57)

(iv)	Waiver Letter dated May 1, 2015 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee in the amount equal to 0.15% per annum payable under the Voya Investors Trust Fourth Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of VY® DFA World Equity Portfolio, VY® Franklin Mutual Shares Portfolio, and VY® Franklin Templeton Founding Strategy Portfolio from May 1, 2015 through May 1, 2017 (57)

(c)	(1)	Second Amended and Restated Shareholder Service Plan with Voya Investors Trust, dated September 12, 2014 for Single Class Series, Service Class, and Service 2 Class Shares (57)

(i)	Waiver Letter dated May 1, 2015 to waive the shareholder service fee for Service Class Shares of Voya U.S. Stock Index Portfolio from May 1, 2015 through May 1, 2016 (57)

(d)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares regarding Voya Retirement Portfolios dated September 12, 2014 (57)

(i)	Waiver Letter dated May 1, 2015 to reduce the distribution fee for Adviser Class shares regarding Voya Retirement Portfolios until May 1, 2016 (57)

(e)	(1)	Second Amended and Restated Distribution Plan with Voya Investors Trust for Service 2 Class Shares, effective November 29, 2012 (54)

(i)	Waiver Letter dated May 1, 2014 to Voya Investors Trust from Voya Investments Distributor, LLC regarding the reduction in fee in the amount equal to 0.15% per annum payable under the Voya Investors Trust Second Amended and Restated Distribution Plan for Service 2 Class Shares of Voya Large Cap Value Portfolio from May 1, 2014 through May 1, 2016 (55)

(f)	(1)	Third Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares dated November 29, 2012 (54)

(i)	Waiver Letter dated May 1, 2015 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee in the amount equal to 0.15% per annum payable under the Voya Investors Trust Third Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya Large Cap Value Portfolio from May 1, 2015 through May 1, 2016 (57)

12

(ii)	Waiver Letter dated March 14, 2014 to Voya Investors Trust from Voya Investments Distributor, LLC, regarding the reduction in fee in an amount equal to 0.15% per annum payable under the Third Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of Voya Global Perspectives Portfolio from March 14, 2014 through May 1, 2016 (55)

(g)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust, approved March 30, 2005 (26)

(i)	Amended Schedule A effective June 17, 2013 with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Investors Trust (55)

(11)	Opinion and Consent of Counsel (58)

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between Voya Investors Trust and Directed Services LLC (25)

(i)	Amended Schedule A of Series, effective July 17, 2006, with respect to the Amended and Restated Shareholder Services Agreement between Voya Investors Trust and Directed Services LLC, dated April 29, 2005 (34)

(2)	Shareholder Services Agreement, dated April 29, 2005, between Voya Investors Trust and Directed Services LLC (25)

(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and Voya Investments Trust (25)

(4)	Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003 (22)

(i)	Amended Exhibit A, dated February 9, 2015, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (57)

(ii)	Global Securities Lending Supplement (25)

(b)	(1)	Organizational Agreement for Golden American Life Insurance Company (1)

(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)	Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

13

(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)	Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

(i)	Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(c)	(1)	Settlement Agreement for Golden American Life Insurance Company (1)

(2)	Assignment Agreement for Settlement Agreement (2)

(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(4)	Assignment Agreement for Settlement Agreement (1)

(d)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

(e)	(1)	Form of Shareholder Servicing Agreement, effective January 1, 2007, between Voya Investors Trust, Voya Partners, Inc., Voya Investments Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company – Filed herein.

(f)	(1)	Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Services (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Investors Trust (45)

(i)	Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement dated February 25, 2009 (57)

(ii)	Amendment effective as of February 8, 2011 to Transfer Agency Services Agreement (50)

(g)	(1)	Allocation Agreement dated May 24, 2002 – Fidelity Bond (23)

(i)	Amended Schedule A, dated May 2007 with respect to the Allocation Agreement – Blanket Bond (42)

(2)	Allocation Agreement dated May 24, 2002 – Directors & Officers Liability (23)

14

(i)	Amended Schedule, dated September 12, 2013 with respect to the Allocation Agreement – Directors and Officers Liability (55)

(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2008 (57)

(i)	Amended Schedule A, dated November 2013 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement (57)

(4)	FT Interactive Data Services Agreement effective as of March 1, 2000 (39)

(i)	Amended Schedule A, dated November 2011 with respect to the FT Fee Allocation Agreement (52)

(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(i)	Amended Schedule A and Schedule B, dated November 2011 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement (52)

(h)	(1)	Expense Limitation Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investors Trust with respect to VY® Clarion Global Real Estate Portfolio and Voya Global Perspectives Portfolio (57)

(i)	Side Letter Agreement dated November 18, 2014 between Voya Investors Trust and Voya Investments, LLC with respect to Voya Global Perspectives Portfolio for the period from November 18, 2014 through May 1, 2016 (57)

(2)	Expense Limitation Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC (57)

(i)	Amended Schedule A, dated May 1, 2016 to the Expense Limitation Agreement effective November 18, 2014, between Voya Investors Trust and Directed Services LLC (57)

(ii)	Side Letter Agreement dated May 1, 2015 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for VY® DFA World Equity Portfolio for the period from May 1, 2015 through May 1, 2017 (57)

(iii)	Side Letter Agreement dated May 1, 2016 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for Voya Large Cap Value Portfolio for the period from May 1, 2016 through May 1, 2017 (57)

(iv)	Recoupment Waiver dated November 18, 2014 between Directed Services LLC and Voya Investors Trust with regard to VY® T. Rowe Price International Stock Portfolio, VY® Franklin Income Portfolio, and VY® Clarion Real Estate Portfolio (55)

(v)	Side Letter Agreement dated November 18, 2014 between Directed Services LLC and Voya Investors Trust with regard to lowering the expense ratio for Voya Large Cap Value Portfolio for the period from November 18, 2014 through May 1, 2016 (57)

(3)	Expense Limitation Agreement, effective November 18, 2014, between Voya Investors Trust and Directed Services LLC with respect to Voya Retirement Portfolios (57)

(4)	Expense Limitation Agreement, effective May 1, 2015, between Voya Investors Trust and Directed Services LLC with respect to Voya Large Cap Growth Portfolio (57)

15

(i)	(1)	Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC (57)

(2)	Administrative Services Sub-Contract, effective May 1, 2015, between Directed Services LLC and Voya Investments, LLC (57)

(3)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services LLC and Security Life of Denver Insurance Company (27)

(4)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services LLC and Southland Life Insurance Company (13)

(14)	Consent of independent registered public accounting firm – Not applicable.

(15)	Not applicable.

(16)	Powers of Attorney (58)

(17)	Not applicable.

______________________________________________________________________________

(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512
(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512
(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512
(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512
(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512
(6)	Incorporated by reference to Post-Effective Amendment No. (46) to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512
(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512
(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512
(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512
(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512
(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512
(12)	Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001, File No. 33-74190
(13)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852
(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512
(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512
(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512
(17)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512
(18)	Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512
(19)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form

16

N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512

(20)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512
(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512
(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512
(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007
(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007
(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007
(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007
(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007
(42)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008
(43)	Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008
(44)	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009
(45)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009
(46)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 11, 2009
(47)	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 25, 2009
(48)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form

17

N-1A of ING Investors Trust as filed on April 29, 2010
(49)	Incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A of ING Investors Trust as filed on December 8, 2010
(50)	Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 27, 2011
(51)	Incorporated by reference to Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 10, 2012
(52)	Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 26, 2012.
(53)	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 11, 2013
(54)	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 24, 2013
(55)	Incorporated by reference to Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Voya Investors Trust as filed on April 28, 2014
(56)	Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A of Voya Investors Trust as filed on February 12, 2015
(57)	Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A of Voya Investors Trust as filed on April 28, 2015.
(58)	Incorporated by reference to the Registration Statement on Form N-14 of Voya Investors Trust as filed on May 1, 2015.

ITEM 17.	UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

18

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 10th day of June, 2015.

Voya Investors Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	June 10, 2015

John V. Boyer*	Trustee	June 10, 2015

Patricia W. Chadwick*	Trustee	June 10, 2015

Albert E. DePrince, Jr.*	Trustee	June 10, 2015

Peter S. Drotch*	Trustee	June 10, 2015

Russell H. Jones*	Trustee	June 10, 2015

Patrick W. Kenny*	Trustee	June 10, 2015

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	June 10, 2015

Joseph E. Obermeyer*	Trustee	June 10, 2015

Sheryl K. Pressler*	Trustee	June 10, 2015

Colleen D. Baldwin*	Trustee	June 10, 2015

Roger B. Vincent*	Trustee	June 10, 2015

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on May 1, 2015 and incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(6)(a)(3)	Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with regards to Voya Global Perspectives Portfolio
(6)(a)(5)	Management Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Voya Investments, LLC with respect to VY® Clarion Global Real Estate Portfolio
(6)(a)(7)	Management Agreement dated November 18, 2014, as amended and restated May 1, 2015, between Voya Investors Trust and Directed Services LLC (Traditional Fee Portfolios)
(6)(b)(2)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and Columbia Management Investment Advisers, LLC with respect to Voya Multi-Manager Large Cap Core Portfolio
(6)(b)(13)	Sub-Advisory Agreement, dated November 18, 2014, between Voya Investors Trust, Directed Services LLC and The London Company of Virginia, LLC. with respect to Voya Multi-Manager Large Cap Core Portfolio
(13)(e)(1)	Form of Shareholder Servicing Agreement, effective January 1, 2007, between Voya Investors Trust, Voya Partners, Inc., Voya Investments Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company

1